Quarterly Holdings Report
for
Fidelity® GNMA Fund
April 30, 2025
MOG-NPRT3-0625
1.800337.121
Collateralized Mortgage Obligations - 11.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.0%
Fannie Mae Guaranteed REMIC Series 2012-93 Class QW, 5% 1/25/2042	22,122	22,277
Fannie Mae Guaranteed REMIC Series 2016-3 Class IP, 4% 2/25/2046 (d)	13,146,487	2,619,692
Fannie Mae Guaranteed REMIC Series 2016-78 Class IO, 3.5% 11/25/2046 (d)	3,558,190	593,900
Fannie Mae Guaranteed REMIC Series 2017-1 Class JP, 3.5% 4/25/2045	156,550	154,050
Fannie Mae Guaranteed REMIC Series 2017-22 Class JN, 4.5% 4/25/2046	355,831	352,852
Fannie Mae Guaranteed REMIC Series 2017-89 Class KV, 3.5% 8/25/2047	580,655	575,501
Fannie Mae Guaranteed REMIC Series 2019-52 Class M, 3.5% 3/25/2049	57,148	56,009
Fannie Mae Guaranteed REMIC Series 2019-64 Class MJ, 4.5% 6/25/2049	711,132	686,435
Fannie Mae Guaranteed REMIC Series 2019-74 Class LB, 3% 10/25/2049	336,115	306,300
Fannie Mae Guaranteed REMIC Series 2021-26 Class HC, 1% 11/25/2049	3,159,223	2,719,348
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	968,919	804,408
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,029,684	854,856
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	837,235	736,672
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,346,986	1,171,788
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	9,036,341	7,950,492
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	989,547	866,135
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5537% 6/25/2054 (b)(c)	2,984,701	2,983,295
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5537% 9/25/2054 (b)(c)	1,446,248	1,446,961
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7537% 2/25/2055 (b)(c)	2,372,918	2,376,491
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7537% 9/25/2054 (b)(c)	2,376,548	2,378,415
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.5037% 2/25/2055 (b)(c)	1,258,251	1,259,830
Fannie Mae Stripped Mortgage-Backed Securities Series 2002-331 Class 12, 6.5% 2/25/2033 (c)(d)	58,461	8,618
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (d)	85,301	12,309
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (d)	79,183	11,684
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	784,671	687,095
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2204 Class N, 7.5% 12/20/2029	263,090	271,935
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2220 Class PD, 8% 3/15/2030	124,560	131,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	601,022	544,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	2,205,817	2,096,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	4,932,065	4,301,503
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	978,986	878,043
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,152,510	993,411
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	3,099,211	2,798,670
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	3,418,977	3,306,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	1,963,584	1,904,707
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5537% 2/25/2055 (b)(c)	1,156,197	1,151,598
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.6037% 10/25/2054 (b)(c)	2,234,482	2,237,683
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7661% 5/20/2060 (b)(c)(e)	1,572,532	1,571,278
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7392% 8/20/2060 (b)(c)(e)	1,842,503	1,839,005
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8192% 12/20/2060 (b)(c)(e)	802,450	801,697
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9392% 12/20/2060 (b)(c)(e)	831,849	832,515
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9392% 2/20/2061 (b)(c)(e)	173,159	173,328
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9292% 2/20/2061 (b)(c)(e)	856,916	857,604
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9392% 4/20/2061 (b)(c)(e)	798,981	799,607
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9392% 5/20/2061 (b)(c)(e)	670,608	671,265
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9392% 5/20/2061 (b)(c)(e)	727,664	728,280
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9692% 6/20/2061 (b)(c)(e)	873,752	874,732
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0392% 10/20/2061 (b)(c)(e)	947,783	949,887
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1392% 11/20/2061 (b)(c)(e)	1,046,404	1,049,995
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1392% 1/20/2062 (b)(c)(e)	589,059	591,017
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0692% 1/20/2062 (b)(c)(e)	1,210,162	1,213,446
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0692% 3/20/2062 (b)(c)(e)	586,418	587,676
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0892% 5/20/2061 (b)(c)(e)	23,591	23,587
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.7192% 5/20/2063 (b)(c)(e)	21,245	21,123
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.6392% 4/20/2063 (b)(c)(e)	23,047	22,770
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class HZ, 4.1467% 6/20/2063 (c)(e)	216,062	213,698
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class JZ, 4.4504% 6/20/2065 (c)(e)	22,984	22,879
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	348,286	316,788
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.47% 8/20/2066 (b)(c)(e)	1,185,820	1,177,428
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (e)	8,089,575	7,889,738
Ginnie Mae REMIC pass-thru certificates Series 2003-74 Class PZ, 5.5% 8/20/2033	1,867,562	1,913,372
Ginnie Mae REMIC pass-thru certificates Series 2003-75 Class ZA, 5.5% 9/20/2033	564,198	583,628
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	1,171,291	1,170,904
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0646% 5/16/2034 (c)(d)	133,876	9,567
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class SG, 6.3855% - CME Term SOFR 1 month Index 2.0669% 3/20/2033 (c)(d)	1,385,728	69,125
Ginnie Mae REMIC pass-thru certificates Series 2004-46 Class BZ, 6% 6/20/2034	736,706	754,610
Ginnie Mae REMIC pass-thru certificates Series 2004-59 Class SC, 7.0855% - CME Term SOFR 1 month Index 2.7646% 8/16/2034 (c)(d)	790,810	63,569
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7646% 8/17/2034 (c)(d)	238,433	22,164
Ginnie Mae REMIC pass-thru certificates Series 2004-86 Class G, 6% 10/20/2034	6,273,158	6,498,162
Ginnie Mae REMIC pass-thru certificates Series 2005-13 Class SA, 6.6855% - CME Term SOFR 1 month Index 2.3669% 2/20/2035 (c)(d)	1,397,842	119,047
Ginnie Mae REMIC pass-thru certificates Series 2005-24 Class TC, 5.5% 3/20/2035	1,339,685	1,374,333
Ginnie Mae REMIC pass-thru certificates Series 2005-26 Class ZA, 5.5% 1/20/2035	5,483,663	5,626,701
Ginnie Mae REMIC pass-thru certificates Series 2005-47 Class ZY, 6% 6/20/2035	4,038,454	4,188,293
Ginnie Mae REMIC pass-thru certificates Series 2005-57 Class PB, 5.5% 7/20/2035	2,003,991	2,074,797
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EX, 5.5% 11/20/2034	1,000,834	1,026,925
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EY, 5.5% 11/20/2033	1,016,000	1,025,527
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class JV, 5% 6/20/2035	1,092,396	1,105,866
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class NS, 6.1855% - CME Term SOFR 1 month Index 1.8669% 7/20/2034 (c)(d)	1,425,862	135,214
Ginnie Mae REMIC pass-thru certificates Series 2006-13 Class DS, CME Term SOFR 1 month Index x 10.9283%, 4.4504% 3/20/2036 (b)(c)	1,498,438	1,543,443
Ginnie Mae REMIC pass-thru certificates Series 2006-2 Class Z, 5.5% 1/20/2036	2,431,663	2,497,110
Ginnie Mae REMIC pass-thru certificates Series 2006-50 Class JC, 5% 6/20/2036	122,838	122,693
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 13.5875% 6/16/2037 (b)(c)	224,221	262,392
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2546% 6/16/2037 (c)(d)	458,179	48,604
Ginnie Mae REMIC pass-thru certificates Series 2008-51 Class FE, CME Term SOFR 1 month Index + 0.8645%, 5.1854% 6/16/2038 (b)(c)	132,088	132,559
Ginnie Mae REMIC pass-thru certificates Series 2008-57 Class AF, CME Term SOFR 1 month Index + 0.6945%, 5.0131% 7/20/2038 (b)(c)	309,308	309,198
Ginnie Mae REMIC pass-thru certificates Series 2009-13 Class E, 4.5% 3/16/2039	1,394,817	1,379,298
Ginnie Mae REMIC pass-thru certificates Series 2009-42 Class AY, 5% 6/16/2037	864,508	872,578
Ginnie Mae REMIC pass-thru certificates Series 2010-130 Class KF, CME Term SOFR 1 month Index + 0.7645%, 5.0854% 10/16/2040 (b)(c)	584,415	585,270
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	11,983,311	11,732,681
Ginnie Mae REMIC pass-thru certificates Series 2010-168 Class BG, 4% 4/20/2040	4,708,845	4,603,447
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	1,887,737	1,846,461
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9861% 3/20/2060 (b)(c)(e)	1,692,096	1,695,061
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (d)	93,286	4,114
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (d)	158,184	19,547
Ginnie Mae REMIC pass-thru certificates Series 2012-103 Class IL, 3% 8/20/2027 (d)	2,403,082	49,160
Ginnie Mae REMIC pass-thru certificates Series 2012-48 Class FA, CME Term SOFR 1 month Index + 0.4645%, 4.7854% 4/16/2042 (b)(c)	225,332	223,208
Ginnie Mae REMIC pass-thru certificates Series 2012-76 Class GF, CME Term SOFR 1 month Index + 0.4145%, 4.7354% 6/16/2042 (b)(c)	243,578	241,590
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	4,768,832	4,684,721
Ginnie Mae REMIC pass-thru certificates Series 2013-182 Class IQ, 4.5% 12/16/2043 (d)	2,302,242	385,032
Ginnie Mae REMIC pass-thru certificates Series 2014-133 Class IB, 5% 9/20/2044 (d)	2,222,042	459,186
Ginnie Mae REMIC pass-thru certificates Series 2014-146 Class EI, 5% 10/20/2044 (d)	4,266,069	918,576
Ginnie Mae REMIC pass-thru certificates Series 2014-154 Class IO, 5% 10/20/2044 (d)	856,467	183,033
Ginnie Mae REMIC pass-thru certificates Series 2014-158 Class ID, 5% 10/20/2044 (d)	3,748,854	820,161
Ginnie Mae REMIC pass-thru certificates Series 2014-178 Class IO, 5% 11/20/2044 (d)	5,318,983	1,125,019
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	2,843,983	2,588,111
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,066,149	992,364
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,818,849	1,644,288
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,455,562	1,326,811
Ginnie Mae REMIC pass-thru certificates Series 2015-117 Class KI, 5% 8/20/2045 (d)	5,029,047	1,042,533
Ginnie Mae REMIC pass-thru certificates Series 2015-14 Class IO, 5% 10/20/2044 (d)	5,771,684	1,208,768
Ginnie Mae REMIC pass-thru certificates Series 2015-24 Class PI, 3.5% 2/20/2045 (d)	7,062,306	1,130,084
Ginnie Mae REMIC pass-thru certificates Series 2015-79 Class IC, 5% 5/20/2045 (d)	2,753,377	572,115
Ginnie Mae REMIC pass-thru certificates Series 2016-12 Class FA, CME Term SOFR 1 month Index + 0.4645%, 4.7831% 1/20/2046 (b)(c)	642,420	626,443
Ginnie Mae REMIC pass-thru certificates Series 2016-146 Class AL, 5.6153% 5/20/2040 (c)	1,662,905	1,701,337
Ginnie Mae REMIC pass-thru certificates Series 2016-17 Class A, 3% 2/16/2046	11,156,798	10,337,822
Ginnie Mae REMIC pass-thru certificates Series 2016-171 Class BI, 5% 10/20/2044 (d)	5,203,412	1,099,355
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	826,641	761,020
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	3,998,856	3,575,571
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class K, 3% 8/20/2047	11,312,647	10,444,073
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	2,325,324	2,099,536
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	1,891,439	1,714,458
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	5,415,598	5,039,712
Ginnie Mae REMIC pass-thru certificates Series 2017-75 Class PT, 5.7136% 4/20/2047 (c)	6,238,973	6,355,759
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	2,134,053	1,993,910
Ginnie Mae REMIC pass-thru certificates Series 2019-42 Class FK, CME Term SOFR 1 month Index + 0.5645%, 4.8831% 4/20/2049 (b)(c)	4,485,003	4,438,764
TOTAL UNITED STATES		200,678,867
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $212,319,577)		200,678,867

Commercial Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	159,241	158,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	18,371,338	18,117,391
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,300,000	1,284,291
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.8837% 4/25/2029 (b)(c)	10,596,216	10,557,970
Ginnie Mae Multifamily REMICS Series 2001-58 Class X, 0.4902% 9/16/2041 (c)(d)(f)	186,117	1
Ginnie Mae REMIC pass-thru certificates Series 2002-81 Class IO, 0.9273% 9/16/2042 (c)(d)	1,061,637	15,222
TOTAL UNITED STATES		30,133,413
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $35,724,574)		30,133,413

U.S. Government Agency - Mortgage Securities - 157.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 157.6%
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	7,701	7,925
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	3,739	3,818
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (b)(c)	25,744	26,608
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.609%, 7.359% 8/1/2035 (b)(c)	72,974	74,951
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.96% 11/1/2036 (b)(c)	26,126	26,885
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.649%, 7.389% 5/1/2035 (b)(c)	60,384	62,027
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.711% 3/1/2033 (b)(c)	14,788	15,206
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.768% 8/1/2035 (b)(c)	38,247	39,289
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.148%, 6.982% 7/1/2036 (b)(c)	23,933	24,376
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.241% 10/1/2033 (b)(c)	9,747	9,968
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.71% 9/1/2034 (b)(c)	19,707	20,263
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.386% 7/1/2034 (b)(c)	81,925	83,832
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	424,139	413,846
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,554,434	1,424,363
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	438,972	388,875
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	219,816	194,298
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	85,381	75,510
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	36,665	31,943
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	592,638	519,651
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	319,494	278,748
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	206,578	180,814
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,035,082	1,025,645
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.316% 2/1/2033 (b)(c)	6,649	6,742
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.369% 12/1/2034 (b)(c)	7,674	7,804
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (b)(c)	7,344	7,473
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.184% 9/1/2033 (b)(c)	97,055	98,593
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.236% 10/1/2033 (b)(c)	3,667	3,726
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(c)	4,267	4,347
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,899,991	1,956,088
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (g)	4,299,198	4,407,323
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	3,136,047	3,214,919
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,636,233	1,663,578
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,472,925	4,602,193
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	574,090	583,684
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	720,168	742,610
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	546,657	563,478
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	655,575	684,711
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	461,154	475,777
Fannie Mae Mortgage pass-thru certificates 8.5% 12/1/2027	2,740	2,772
Freddie Mac Gold Pool 2.5% 11/1/2041 (h)	6,823,114	6,053,547
Freddie Mac Gold Pool 2.5% 11/1/2041	606,327	537,127
Freddie Mac Gold Pool 2.5% 2/1/2042	1,293,750	1,147,144
Freddie Mac Gold Pool 2.5% 4/1/2042	395,625	349,564
Freddie Mac Gold Pool 2.5% 5/1/2041	2,769,193	2,470,980
Freddie Mac Gold Pool 2.5% 6/1/2041	460,806	409,489
Freddie Mac Gold Pool 3% 3/1/2052	171,819	150,390
Freddie Mac Gold Pool 3% 4/1/2034	221,963	213,909
Freddie Mac Gold Pool 3% 6/1/2051	64,445	56,325
Freddie Mac Gold Pool 5.5% 3/1/2053 (g)	1,950,561	1,974,223
Freddie Mac Gold Pool 6.5% 10/1/2053 (g)	3,506,588	3,649,010
Freddie Mac Gold Pool 6.5% 10/1/2053 (h)	3,458,021	3,602,792
Freddie Mac Gold Pool 6.5% 9/1/2053	238,601	248,963
Freddie Mac Gold Pool 6.5% 9/1/2053	232,837	242,294
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.86%, 7.61% 8/1/2034 (b)(c)	17,323	17,853
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 7.239% 4/1/2036 (b)(c)	44,742	46,275
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 7.711% 6/1/2033 (b)(c)	66,927	68,705
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	664	679
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.832% 6/1/2033 (b)(c)	72,027	73,071
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 6.617% 12/1/2035 (b)(c)	294,244	300,895
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 7.123% 6/1/2033 (b)(c)	114,115	116,085
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.219% 3/1/2035 (b)(c)	207,260	211,736
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	43,191	43,966
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.877% 10/1/2035 (b)(c)	55,043	56,312
Freddie Mac Non Gold Pool 6% 9/1/2053	1,472,927	1,506,174
Ginnie Mae I Pool 2.25% 5/20/2050	1,637,340	1,354,192
Ginnie Mae I Pool 2.375% 5/20/2050	1,125,006	941,184
Ginnie Mae I Pool 2.5% 10/15/2042	159,761	141,868
Ginnie Mae I Pool 2.5% 10/20/2052	2,532,580	2,171,527
Ginnie Mae I Pool 2.5% 11/15/2042	214,710	190,853
Ginnie Mae I Pool 2.5% 12/15/2042	2,204,290	1,967,286
Ginnie Mae I Pool 2.5% 12/15/2042	1,962,599	1,748,919
Ginnie Mae I Pool 2.5% 12/15/2042	424,536	378,890
Ginnie Mae I Pool 2.5% 12/15/2042	163,081	145,252
Ginnie Mae I Pool 2.5% 12/15/2042	146,925	131,194
Ginnie Mae I Pool 2.5% 12/15/2042	54,488	48,605
Ginnie Mae I Pool 2.5% 12/20/2051	4,653,055	3,927,901
Ginnie Mae I Pool 2.5% 3/15/2028	1,412,859	1,385,785
Ginnie Mae I Pool 2.5% 3/15/2028	758,797	743,589
Ginnie Mae I Pool 2.5% 4/15/2028	1,159,531	1,136,292
Ginnie Mae I Pool 2.5% 5/20/2050	1,799,212	1,520,501
Ginnie Mae I Pool 2.5% 8/20/2051	20,917,416	17,677,160
Ginnie Mae I Pool 2.5% 8/20/2051	5,481,765	4,632,601
Ginnie Mae I Pool 2.5% 8/20/2051	3,917,509	3,310,659
Ginnie Mae I Pool 2.5% 9/20/2051	9,981,987	8,435,707
Ginnie Mae I Pool 2.5% 9/20/2051	5,388,630	4,553,893
Ginnie Mae I Pool 2.625% 5/20/2050	2,804,316	2,392,389
Ginnie Mae I Pool 2.75% 5/20/2050	868,552	748,513
Ginnie Mae I Pool 3% 1/15/2043	136,662	124,096
Ginnie Mae I Pool 3% 1/15/2045	484,545	436,382
Ginnie Mae I Pool 3% 1/15/2045	9,028	8,097
Ginnie Mae I Pool 3% 1/20/2050	94,190	83,393
Ginnie Mae I Pool 3% 1/20/2050	50,850	45,037
Ginnie Mae I Pool 3% 10/15/2042	1,276,259	1,159,374
Ginnie Mae I Pool 3% 10/15/2043	94,282	85,613
Ginnie Mae I Pool 3% 10/15/2049	10,060,890	8,984,691
Ginnie Mae I Pool 3% 10/20/2041	534,117	464,987
Ginnie Mae I Pool 3% 11/15/2042	69,054	62,604
Ginnie Mae I Pool 3% 11/15/2042	25,719	23,629
Ginnie Mae I Pool 3% 11/15/2042	25,532	23,102
Ginnie Mae I Pool 3% 11/15/2044	67,553	61,268
Ginnie Mae I Pool 3% 11/20/2049	513,955	455,041
Ginnie Mae I Pool 3% 12/15/2042	1,593,658	1,444,800
Ginnie Mae I Pool 3% 12/15/2042	442,653	401,627
Ginnie Mae I Pool 3% 12/15/2042	244,958	222,977
Ginnie Mae I Pool 3% 12/15/2042	70,919	64,346
Ginnie Mae I Pool 3% 12/15/2042	1,947	1,773
Ginnie Mae I Pool 3% 12/20/2042	13,569,281	12,427,882
Ginnie Mae I Pool 3% 2/15/2038	3,440,695	3,190,628
Ginnie Mae I Pool 3% 2/15/2038	2,195,780	2,036,193
Ginnie Mae I Pool 3% 2/20/2043	2,355,276	2,161,314
Ginnie Mae I Pool 3% 2/20/2050	2,641,294	2,337,700
Ginnie Mae I Pool 3% 3/15/2038	1,010,352	936,074
Ginnie Mae I Pool 3% 3/15/2043	73,472	66,609
Ginnie Mae I Pool 3% 3/15/2045	500,619	449,333
Ginnie Mae I Pool 3% 3/15/2045	75,115	67,248
Ginnie Mae I Pool 3% 3/15/2045	15,995	14,362
Ginnie Mae I Pool 3% 3/20/2043	9,006,629	8,250,123
Ginnie Mae I Pool 3% 3/20/2043	3,706,304	3,397,592
Ginnie Mae I Pool 3% 3/20/2043	1,617,232	1,483,924
Ginnie Mae I Pool 3% 3/20/2043	209,279	191,907
Ginnie Mae I Pool 3% 4/15/2042	37,449	34,173
Ginnie Mae I Pool 3% 4/15/2043	1,742,421	1,583,484
Ginnie Mae I Pool 3% 4/15/2043	584,272	527,615
Ginnie Mae I Pool 3% 4/15/2043	525,729	476,433
Ginnie Mae I Pool 3% 4/15/2043	195,828	177,750
Ginnie Mae I Pool 3% 4/15/2043	134,455	122,340
Ginnie Mae I Pool 3% 4/15/2045	968,971	868,420
Ginnie Mae I Pool 3% 4/15/2045	564,294	506,485
Ginnie Mae I Pool 3% 4/15/2045	456,207	408,153
Ginnie Mae I Pool 3% 4/15/2045	12,905	11,546
Ginnie Mae I Pool 3% 5/15/2027	168,394	166,293
Ginnie Mae I Pool 3% 5/15/2043	899,688	813,079
Ginnie Mae I Pool 3% 5/15/2043	888,860	808,438
Ginnie Mae I Pool 3% 5/15/2043	753,535	683,150
Ginnie Mae I Pool 3% 5/15/2043	427,196	386,985
Ginnie Mae I Pool 3% 5/15/2043	296,428	267,580
Ginnie Mae I Pool 3% 5/15/2043	267,288	243,403
Ginnie Mae I Pool 3% 5/15/2043	227,941	206,079
Ginnie Mae I Pool 3% 5/15/2043	107,003	97,282
Ginnie Mae I Pool 3% 5/15/2043	78,680	71,134
Ginnie Mae I Pool 3% 5/15/2043	75,110	68,176
Ginnie Mae I Pool 3% 5/15/2043	13,170	11,925
Ginnie Mae I Pool 3% 5/15/2045	447,630	401,287
Ginnie Mae I Pool 3% 5/15/2045	16,477	14,742
Ginnie Mae I Pool 3% 5/20/2050	1,760,339	1,556,903
Ginnie Mae I Pool 3% 6/15/2038	1,073,832	995,787
Ginnie Mae I Pool 3% 6/15/2042	76,342	69,462
Ginnie Mae I Pool 3% 6/15/2042	72,354	65,518
Ginnie Mae I Pool 3% 6/15/2043	934,186	848,973
Ginnie Mae I Pool 3% 6/15/2043	829,125	749,309
Ginnie Mae I Pool 3% 6/15/2043	121,577	111,127
Ginnie Mae I Pool 3% 6/15/2043	53,480	48,427
Ginnie Mae I Pool 3% 6/15/2043	38,447	34,800
Ginnie Mae I Pool 3% 6/15/2043	34,865	31,685
Ginnie Mae I Pool 3% 6/15/2043	5,710	5,183
Ginnie Mae I Pool 3% 6/15/2045	4,357	3,906
Ginnie Mae I Pool 3% 6/20/2042	2,257,100	2,065,501
Ginnie Mae I Pool 3% 6/20/2050	4,285,561	3,790,293
Ginnie Mae I Pool 3% 7/15/2042	182,621	166,165
Ginnie Mae I Pool 3% 7/15/2042	113,661	103,044
Ginnie Mae I Pool 3% 7/15/2043	115,264	104,373
Ginnie Mae I Pool 3% 7/15/2043	55,297	50,192
Ginnie Mae I Pool 3% 7/20/2050	3,065,529	2,711,256
Ginnie Mae I Pool 3% 7/20/2050	2,987,386	2,642,144
Ginnie Mae I Pool 3% 7/20/2050	2,883,016	2,549,836
Ginnie Mae I Pool 3% 8/15/2042	33,533	30,340
Ginnie Mae I Pool 3% 8/15/2042	14,403	13,073
Ginnie Mae I Pool 3% 8/15/2043	141,845	128,802
Ginnie Mae I Pool 3% 9/15/2042	525,680	479,297
Ginnie Mae I Pool 3% 9/15/2042	279,073	254,766
Ginnie Mae I Pool 3% 9/15/2042	205,727	187,267
Ginnie Mae I Pool 3% 9/15/2042	133,503	121,474
Ginnie Mae I Pool 3% 9/15/2042	84,069	76,462
Ginnie Mae I Pool 3% 9/15/2042	61,751	56,095
Ginnie Mae I Pool 3% 9/15/2042	13,958	12,695
Ginnie Mae I Pool 3% 9/15/2042	7,504	6,845
Ginnie Mae I Pool 3% 9/20/2046	4,064,422	3,644,246
Ginnie Mae I Pool 3.25% 2/20/2041	694,526	605,779
Ginnie Mae I Pool 3.25% 7/20/2046	121,499	110,345
Ginnie Mae I Pool 3.375% 5/20/2050	286,992	258,874
Ginnie Mae I Pool 3.5% 1/15/2042	4,455,783	4,178,009
Ginnie Mae I Pool 3.5% 1/15/2042	2,701,409	2,533,003
Ginnie Mae I Pool 3.5% 1/15/2042	1,308,715	1,227,470
Ginnie Mae I Pool 3.5% 1/15/2042	58,326	54,674
Ginnie Mae I Pool 3.5% 1/15/2045	395,234	365,830
Ginnie Mae I Pool 3.5% 1/15/2045	245,725	229,000
Ginnie Mae I Pool 3.5% 1/20/2048	1,232,048	1,133,585
Ginnie Mae I Pool 3.5% 1/20/2050	95,854	86,966
Ginnie Mae I Pool 3.5% 1/20/2050	48,919	44,658
Ginnie Mae I Pool 3.5% 1/20/2050	47,730	43,453
Ginnie Mae I Pool 3.5% 1/20/2050	27,124	24,694
Ginnie Mae I Pool 3.5% 10/15/2042	202,604	188,960
Ginnie Mae I Pool 3.5% 10/20/2044	1,797,215	1,671,543
Ginnie Mae I Pool 3.5% 10/20/2049	661,374	601,284
Ginnie Mae I Pool 3.5% 11/15/2041	1,153,169	1,082,485
Ginnie Mae I Pool 3.5% 11/15/2041	372,198	350,280
Ginnie Mae I Pool 3.5% 11/15/2041	138,191	129,434
Ginnie Mae I Pool 3.5% 11/15/2042	39,337	36,640
Ginnie Mae I Pool 3.5% 11/20/2044	7,104,654	6,601,724
Ginnie Mae I Pool 3.5% 11/20/2044	1,501,839	1,394,036
Ginnie Mae I Pool 3.5% 11/20/2044	1,081,190	1,003,764
Ginnie Mae I Pool 3.5% 11/20/2049	251,281	228,922
Ginnie Mae I Pool 3.5% 11/20/2049	118,258	107,292
Ginnie Mae I Pool 3.5% 12/15/2026	61,477	60,967
Ginnie Mae I Pool 3.5% 12/15/2041	1,508,207	1,411,863
Ginnie Mae I Pool 3.5% 12/15/2041	183,964	171,935
Ginnie Mae I Pool 3.5% 12/15/2042	223,325	209,813
Ginnie Mae I Pool 3.5% 12/20/2042	341,631	319,144
Ginnie Mae I Pool 3.5% 12/20/2044	670,838	622,403
Ginnie Mae I Pool 3.5% 12/20/2044	478,491	444,045
Ginnie Mae I Pool 3.5% 2/15/2042	2,221,808	2,083,877
Ginnie Mae I Pool 3.5% 2/15/2042	1,215,358	1,135,890
Ginnie Mae I Pool 3.5% 2/15/2042	780,804	732,332
Ginnie Mae I Pool 3.5% 2/15/2042	632,195	593,279
Ginnie Mae I Pool 3.5% 2/15/2042	389,612	365,022
Ginnie Mae I Pool 3.5% 2/15/2042	97,718	91,601
Ginnie Mae I Pool 3.5% 2/15/2043	97,142	90,839
Ginnie Mae I Pool 3.5% 2/20/2043	2,941,686	2,756,477
Ginnie Mae I Pool 3.5% 3/15/2027	119,462	118,456
Ginnie Mae I Pool 3.5% 3/15/2042	6,341,360	5,944,397
Ginnie Mae I Pool 3.5% 3/15/2042	3,921,531	3,677,063
Ginnie Mae I Pool 3.5% 3/15/2042	1,530,608	1,431,674
Ginnie Mae I Pool 3.5% 3/15/2042	982,528	921,277
Ginnie Mae I Pool 3.5% 3/15/2042	248,376	232,074
Ginnie Mae I Pool 3.5% 3/15/2042	159,414	149,897
Ginnie Mae I Pool 3.5% 3/15/2042	32,068	30,020
Ginnie Mae I Pool 3.5% 3/20/2043	5,042,636	4,720,435
Ginnie Mae I Pool 3.5% 3/20/2043	1,318,130	1,234,815
Ginnie Mae I Pool 3.5% 3/20/2043	1,168,495	1,094,097
Ginnie Mae I Pool 3.5% 3/20/2043	725,598	677,984
Ginnie Mae I Pool 3.5% 4/15/2042 (j)	9,665,787	9,065,733
Ginnie Mae I Pool 3.5% 4/15/2042	4,534,153	4,253,855
Ginnie Mae I Pool 3.5% 4/15/2042	4,027,251	3,772,043
Ginnie Mae I Pool 3.5% 4/15/2042	2,703,120	2,531,823
Ginnie Mae I Pool 3.5% 4/15/2042	1,471,019	1,380,853
Ginnie Mae I Pool 3.5% 4/20/2043	1,241,162	1,160,584
Ginnie Mae I Pool 3.5% 5/15/2042	4,869,859	4,568,808
Ginnie Mae I Pool 3.5% 5/15/2042	1,613,455	1,511,210
Ginnie Mae I Pool 3.5% 5/15/2042	894,657	839,116
Ginnie Mae I Pool 3.5% 5/15/2042	645,298	605,070
Ginnie Mae I Pool 3.5% 5/15/2042	49,426	46,319
Ginnie Mae I Pool 3.5% 5/20/2050	2,523,255	2,287,695
Ginnie Mae I Pool 3.5% 6/15/2042	872,670	815,178
Ginnie Mae I Pool 3.5% 6/15/2043	109,636	102,200
Ginnie Mae I Pool 3.5% 6/15/2044	448,211	416,146
Ginnie Mae I Pool 3.5% 7/15/2042	8,080,299	7,560,044
Ginnie Mae I Pool 3.5% 7/15/2042	947,157	884,991
Ginnie Mae I Pool 3.5% 7/15/2043	504,525	471,286
Ginnie Mae I Pool 3.5% 7/15/2043	9,696	9,020
Ginnie Mae I Pool 3.5% 7/20/2043	1,222,888	1,139,863
Ginnie Mae I Pool 3.5% 7/20/2043	573,605	534,808
Ginnie Mae I Pool 3.5% 7/20/2046	71,358,207	65,610,781
Ginnie Mae I Pool 3.5% 8/15/2042	265,940	248,289
Ginnie Mae I Pool 3.5% 8/15/2042	196,758	183,942
Ginnie Mae I Pool 3.5% 8/15/2042	99,914	95,893
Ginnie Mae I Pool 3.5% 8/15/2042	44,455	41,451
Ginnie Mae I Pool 3.5% 8/15/2043	441,904	410,894
Ginnie Mae I Pool 3.5% 9/15/2026	15,081	14,993
Ginnie Mae I Pool 3.5% 9/15/2043	89,484	83,330
Ginnie Mae I Pool 3.5% 9/20/2049	1,309,317	1,182,830
Ginnie Mae I Pool 3.7% 10/15/2042	3,374,520	3,168,493
Ginnie Mae I Pool 3.74% 7/20/2042	213,023	200,912
Ginnie Mae I Pool 3.75% 1/20/2046	1,781,578	1,659,032
Ginnie Mae I Pool 3.75% 10/20/2041	879,304	831,610
Ginnie Mae I Pool 3.75% 10/20/2045	2,316,925	2,157,555
Ginnie Mae I Pool 3.75% 11/20/2045	997,569	928,951
Ginnie Mae I Pool 3.75% 11/20/2046	2,856,171	2,653,461
Ginnie Mae I Pool 3.75% 2/20/2046	738,241	686,538
Ginnie Mae I Pool 3.75% 5/20/2046	804,934	748,560
Ginnie Mae I Pool 3.75% 7/20/2047	210,806	195,515
Ginnie Mae I Pool 3.75% 8/20/2045	1,426,018	1,327,929
Ginnie Mae I Pool 3.75% 9/20/2045	1,114,223	1,037,581
Ginnie Mae I Pool 4% 1/15/2040	448,267	434,225
Ginnie Mae I Pool 4% 1/15/2040	152,177	147,268
Ginnie Mae I Pool 4% 1/15/2040	62,407	60,461
Ginnie Mae I Pool 4% 1/15/2041	547,815	529,767
Ginnie Mae I Pool 4% 1/15/2041	242,031	234,057
Ginnie Mae I Pool 4% 1/15/2041	219,994	212,897
Ginnie Mae I Pool 4% 1/15/2041	176,164	170,511
Ginnie Mae I Pool 4% 1/15/2041	168,034	162,671
Ginnie Mae I Pool 4% 1/15/2041	144,007	139,496
Ginnie Mae I Pool 4% 1/15/2041	71,833	69,552
Ginnie Mae I Pool 4% 1/15/2041	65,470	63,477
Ginnie Mae I Pool 4% 1/15/2041	56,747	55,003
Ginnie Mae I Pool 4% 1/15/2041	31,883	30,822
Ginnie Mae I Pool 4% 1/15/2041	19,333	18,739
Ginnie Mae I Pool 4% 1/15/2041	4,322	4,179
Ginnie Mae I Pool 4% 1/15/2042	324,648	313,624
Ginnie Mae I Pool 4% 1/15/2042	177,434	171,558
Ginnie Mae I Pool 4% 1/15/2042	141,360	137,251
Ginnie Mae I Pool 4% 1/15/2042	50,175	48,471
Ginnie Mae I Pool 4% 1/15/2042	20,910	20,224
Ginnie Mae I Pool 4% 1/15/2043	69,070	66,567
Ginnie Mae I Pool 4% 1/15/2045	370,856	355,452
Ginnie Mae I Pool 4% 1/15/2045	192,909	185,612
Ginnie Mae I Pool 4% 1/20/2042	3,366,365	3,246,711
Ginnie Mae I Pool 4% 1/20/2042	81,775	78,795
Ginnie Mae I Pool 4% 1/20/2049	808,318	757,676
Ginnie Mae I Pool 4% 1/20/2050	595,347	558,234
Ginnie Mae I Pool 4% 10/15/2039	1,180,731	1,144,092
Ginnie Mae I Pool 4% 10/15/2039	977,510	946,606
Ginnie Mae I Pool 4% 10/15/2039	573,024	555,583
Ginnie Mae I Pool 4% 10/15/2039	134,440	130,209
Ginnie Mae I Pool 4% 10/15/2040	4,385,514	4,245,551
Ginnie Mae I Pool 4% 10/15/2040	1,421,750	1,377,215
Ginnie Mae I Pool 4% 10/15/2040	456,580	442,752
Ginnie Mae I Pool 4% 10/15/2040	211,907	205,107
Ginnie Mae I Pool 4% 10/15/2040	161,468	156,314
Ginnie Mae I Pool 4% 10/15/2040	62,441	60,342
Ginnie Mae I Pool 4% 10/15/2040	53,200	51,430
Ginnie Mae I Pool 4% 10/15/2040	33,409	32,353
Ginnie Mae I Pool 4% 10/15/2040	18,970	18,370
Ginnie Mae I Pool 4% 10/15/2040	18,175	17,601
Ginnie Mae I Pool 4% 10/15/2040	9,991	9,684
Ginnie Mae I Pool 4% 10/15/2040	6,756	6,548
Ginnie Mae I Pool 4% 10/15/2041	2,748,208	2,653,515
Ginnie Mae I Pool 4% 10/15/2041	884,341	854,311
Ginnie Mae I Pool 4% 10/15/2041	623,513	603,398
Ginnie Mae I Pool 4% 10/15/2041	547,891	529,655
Ginnie Mae I Pool 4% 10/15/2041	300,430	290,583
Ginnie Mae I Pool 4% 10/15/2041	300,243	290,148
Ginnie Mae I Pool 4% 10/15/2041	234,106	226,314
Ginnie Mae I Pool 4% 10/15/2041	191,569	185,290
Ginnie Mae I Pool 4% 10/15/2041	152,915	148,008
Ginnie Mae I Pool 4% 10/15/2041	135,991	131,711
Ginnie Mae I Pool 4% 10/15/2041	102,762	99,204
Ginnie Mae I Pool 4% 10/15/2041	91,766	88,666
Ginnie Mae I Pool 4% 10/15/2041	70,280	67,976
Ginnie Mae I Pool 4% 10/15/2041	65,646	63,309
Ginnie Mae I Pool 4% 10/15/2041	63,782	61,747
Ginnie Mae I Pool 4% 10/15/2041	54,128	52,400
Ginnie Mae I Pool 4% 10/15/2041	36,824	35,580
Ginnie Mae I Pool 4% 10/15/2041	11,750	11,330
Ginnie Mae I Pool 4% 10/15/2041	10,913	10,563
Ginnie Mae I Pool 4% 11/15/2039	1,855,623	1,797,227
Ginnie Mae I Pool 4% 11/15/2039	331,210	321,278
Ginnie Mae I Pool 4% 11/15/2039	292,911	283,513
Ginnie Mae I Pool 4% 11/15/2040	948,738	919,720
Ginnie Mae I Pool 4% 11/15/2040	281,995	273,203
Ginnie Mae I Pool 4% 11/15/2040	225,073	217,696
Ginnie Mae I Pool 4% 11/15/2040	177,030	171,319
Ginnie Mae I Pool 4% 11/15/2040	47,589	46,037
Ginnie Mae I Pool 4% 11/15/2040	45,025	43,751
Ginnie Mae I Pool 4% 11/15/2040	24,428	23,648
Ginnie Mae I Pool 4% 11/15/2040	9,484	9,201
Ginnie Mae I Pool 4% 11/15/2041	507,565	490,585
Ginnie Mae I Pool 4% 11/15/2041	69,964	67,553
Ginnie Mae I Pool 4% 11/15/2042	636,891	613,907
Ginnie Mae I Pool 4% 11/15/2042	141,975	137,059
Ginnie Mae I Pool 4% 11/15/2042	23,507	22,662
Ginnie Mae I Pool 4% 12/15/2039	742,713	719,666
Ginnie Mae I Pool 4% 12/15/2039	491,240	476,215
Ginnie Mae I Pool 4% 12/15/2039	81,101	78,499
Ginnie Mae I Pool 4% 12/15/2040	2,101,841	2,032,597
Ginnie Mae I Pool 4% 12/15/2040	720,199	697,851
Ginnie Mae I Pool 4% 12/15/2040	305,343	295,493
Ginnie Mae I Pool 4% 12/15/2040	191,207	184,810
Ginnie Mae I Pool 4% 12/15/2040	88,617	85,803
Ginnie Mae I Pool 4% 12/15/2040	85,979	83,176
Ginnie Mae I Pool 4% 12/15/2040	9,470	9,197
Ginnie Mae I Pool 4% 12/15/2040	7,388	7,152
Ginnie Mae I Pool 4% 12/15/2040	6,859	6,624
Ginnie Mae I Pool 4% 12/15/2041	823,860	795,609
Ginnie Mae I Pool 4% 12/15/2041	581,848	561,993
Ginnie Mae I Pool 4% 12/15/2041	231,177	223,601
Ginnie Mae I Pool 4% 12/15/2041	157,309	151,862
Ginnie Mae I Pool 4% 12/15/2041	76,521	73,834
Ginnie Mae I Pool 4% 12/15/2041	75,488	72,886
Ginnie Mae I Pool 4% 12/15/2041	73,458	71,190
Ginnie Mae I Pool 4% 12/15/2041	7,620	7,361
Ginnie Mae I Pool 4% 12/15/2042	347,796	336,576
Ginnie Mae I Pool 4% 12/15/2042	17,376	16,771
Ginnie Mae I Pool 4% 12/20/2040	153,765	148,620
Ginnie Mae I Pool 4% 2/15/2040	431,666	418,208
Ginnie Mae I Pool 4% 2/15/2040	377,244	365,593
Ginnie Mae I Pool 4% 2/15/2040	19,801	19,219
Ginnie Mae I Pool 4% 2/15/2041	421,427	408,043
Ginnie Mae I Pool 4% 2/15/2041	81,188	78,513
Ginnie Mae I Pool 4% 2/15/2041	79,540	76,947
Ginnie Mae I Pool 4% 2/15/2041	61,946	59,978
Ginnie Mae I Pool 4% 2/15/2041	26,855	26,030
Ginnie Mae I Pool 4% 2/15/2041	18,880	18,229
Ginnie Mae I Pool 4% 2/15/2041	15,452	14,996
Ginnie Mae I Pool 4% 2/15/2042	538,809	520,423
Ginnie Mae I Pool 4% 2/15/2042	232,964	224,594
Ginnie Mae I Pool 4% 2/15/2042	124,512	120,432
Ginnie Mae I Pool 4% 2/15/2042	94,258	91,042
Ginnie Mae I Pool 4% 2/15/2042	63,783	61,757
Ginnie Mae I Pool 4% 2/15/2042	59,414	57,318
Ginnie Mae I Pool 4% 2/15/2045	438,697	420,350
Ginnie Mae I Pool 4% 2/15/2045	93,634	89,718
Ginnie Mae I Pool 4% 2/20/2046	702,157	661,676
Ginnie Mae I Pool 4% 3/15/2040	308,109	299,011
Ginnie Mae I Pool 4% 3/15/2040	235,743	228,498
Ginnie Mae I Pool 4% 3/15/2041	1,116,881	1,080,467
Ginnie Mae I Pool 4% 3/15/2041	42,858	41,509
Ginnie Mae I Pool 4% 3/15/2041	24,214	23,445
Ginnie Mae I Pool 4% 3/15/2041	14,460	13,957
Ginnie Mae I Pool 4% 3/15/2042	266,993	257,749
Ginnie Mae I Pool 4% 3/15/2042	170,779	164,894
Ginnie Mae I Pool 4% 3/15/2042	35,828	34,541
Ginnie Mae I Pool 4% 3/15/2044	362,113	348,472
Ginnie Mae I Pool 4% 3/15/2045	256,496	247,035
Ginnie Mae I Pool 4% 3/15/2045	150,649	145,635
Ginnie Mae I Pool 4% 3/20/2042	598,971	577,156
Ginnie Mae I Pool 4% 3/20/2047	320,394	303,424
Ginnie Mae I Pool 4% 4/15/2039	425,365	412,229
Ginnie Mae I Pool 4% 4/15/2039	117,997	114,585
Ginnie Mae I Pool 4% 4/15/2041	2,220,979	2,149,331
Ginnie Mae I Pool 4% 4/15/2042	44,026	42,473
Ginnie Mae I Pool 4% 4/15/2043	217,764	210,553
Ginnie Mae I Pool 4% 4/15/2043	13,976	13,532
Ginnie Mae I Pool 4% 4/15/2045	315,640	303,948
Ginnie Mae I Pool 4% 4/15/2045	180,731	173,302
Ginnie Mae I Pool 4% 4/15/2045	98,482	94,519
Ginnie Mae I Pool 4% 4/20/2047	3,516,426	3,308,202
Ginnie Mae I Pool 4% 4/20/2047	3,355,901	3,157,183
Ginnie Mae I Pool 4% 4/20/2048	1,076,263	1,010,178
Ginnie Mae I Pool 4% 4/20/2048	987,254	926,635
Ginnie Mae I Pool 4% 5/15/2039	34,398	33,457
Ginnie Mae I Pool 4% 5/15/2041	234,861	226,652
Ginnie Mae I Pool 4% 5/15/2042	129,463	125,600
Ginnie Mae I Pool 4% 5/15/2042	11,023	10,782
Ginnie Mae I Pool 4% 5/15/2043	288,949	279,089
Ginnie Mae I Pool 4% 5/15/2043	172,136	165,467
Ginnie Mae I Pool 4% 5/15/2043	157,298	151,204
Ginnie Mae I Pool 4% 5/15/2043	146,988	142,145
Ginnie Mae I Pool 4% 5/15/2044	806,077	774,238
Ginnie Mae I Pool 4% 5/15/2044	287,454	276,537
Ginnie Mae I Pool 4% 6/15/2039	503,976	490,275
Ginnie Mae I Pool 4% 6/15/2039	148,987	144,610
Ginnie Mae I Pool 4% 6/15/2039	56,385	54,834
Ginnie Mae I Pool 4% 6/15/2040	18,655	18,076
Ginnie Mae I Pool 4% 6/15/2041	1,212,002	1,172,486
Ginnie Mae I Pool 4% 6/15/2041	743,323	718,708
Ginnie Mae I Pool 4% 6/15/2041	601,424	580,901
Ginnie Mae I Pool 4% 6/15/2041	586,514	566,305
Ginnie Mae I Pool 4% 6/15/2041	479,956	463,900
Ginnie Mae I Pool 4% 6/15/2041	423,195	408,404
Ginnie Mae I Pool 4% 6/15/2041	379,349	367,466
Ginnie Mae I Pool 4% 6/15/2041	338,655	327,269
Ginnie Mae I Pool 4% 6/15/2041	327,865	316,352
Ginnie Mae I Pool 4% 6/15/2041	142,419	137,441
Ginnie Mae I Pool 4% 6/15/2041	113,102	109,902
Ginnie Mae I Pool 4% 6/15/2041	107,206	103,477
Ginnie Mae I Pool 4% 6/15/2041	74,398	71,884
Ginnie Mae I Pool 4% 6/15/2041	38,203	36,931
Ginnie Mae I Pool 4% 6/15/2041	23,897	23,225
Ginnie Mae I Pool 4% 6/15/2041	21,967	21,199
Ginnie Mae I Pool 4% 6/15/2042	366,963	355,739
Ginnie Mae I Pool 4% 6/15/2042	66,567	64,101
Ginnie Mae I Pool 4% 6/15/2042	30,411	29,289
Ginnie Mae I Pool 4% 6/15/2043	276,190	265,916
Ginnie Mae I Pool 4% 6/15/2043	31,959	30,939
Ginnie Mae I Pool 4% 6/15/2045	710,005	672,407
Ginnie Mae I Pool 4% 7/15/2039	49,148	47,652
Ginnie Mae I Pool 4% 7/15/2040	1,295	1,253
Ginnie Mae I Pool 4% 7/15/2041	267,264	257,792
Ginnie Mae I Pool 4% 7/15/2041	106,409	102,994
Ginnie Mae I Pool 4% 7/15/2041	52,618	50,858
Ginnie Mae I Pool 4% 7/15/2041	46,518	44,939
Ginnie Mae I Pool 4% 7/15/2041	37,188	35,995
Ginnie Mae I Pool 4% 7/15/2041	27,824	26,953
Ginnie Mae I Pool 4% 7/15/2041	13,731	13,246
Ginnie Mae I Pool 4% 7/15/2041	7,593	7,330
Ginnie Mae I Pool 4% 7/15/2041	4,775	4,615
Ginnie Mae I Pool 4% 7/15/2042	195,856	188,851
Ginnie Mae I Pool 4% 7/15/2042	147,269	141,930
Ginnie Mae I Pool 4% 7/15/2043	458,874	441,095
Ginnie Mae I Pool 4% 8/15/2040	208,852	202,464
Ginnie Mae I Pool 4% 8/15/2040	55,981	54,212
Ginnie Mae I Pool 4% 8/15/2040	33,593	32,565
Ginnie Mae I Pool 4% 8/15/2040	3,003	2,907
Ginnie Mae I Pool 4% 8/15/2041	1,971,138	1,905,530
Ginnie Mae I Pool 4% 8/15/2041	1,245,901	1,201,744
Ginnie Mae I Pool 4% 8/15/2041	830,281	802,928
Ginnie Mae I Pool 4% 8/15/2041	804,178	775,939
Ginnie Mae I Pool 4% 8/15/2041	584,270	564,235
Ginnie Mae I Pool 4% 8/15/2041	246,618	237,877
Ginnie Mae I Pool 4% 8/15/2041	102,362	98,886
Ginnie Mae I Pool 4% 8/15/2041	78,524	75,910
Ginnie Mae I Pool 4% 8/15/2041	41,459	40,044
Ginnie Mae I Pool 4% 8/15/2041	27,505	26,639
Ginnie Mae I Pool 4% 8/15/2042	5,827	5,644
Ginnie Mae I Pool 4% 8/15/2043	21,000	20,174
Ginnie Mae I Pool 4% 8/15/2043	7,433	7,165
Ginnie Mae I Pool 4% 9/15/2039	55,383	53,640
Ginnie Mae I Pool 4% 9/15/2039	19,270	18,736
Ginnie Mae I Pool 4% 9/15/2040	530,307	513,695
Ginnie Mae I Pool 4% 9/15/2040	304,709	294,879
Ginnie Mae I Pool 4% 9/15/2040	215,508	208,630
Ginnie Mae I Pool 4% 9/15/2040	148,008	143,350
Ginnie Mae I Pool 4% 9/15/2040	141,944	137,561
Ginnie Mae I Pool 4% 9/15/2040	55,468	53,755
Ginnie Mae I Pool 4% 9/15/2040	32,301	31,285
Ginnie Mae I Pool 4% 9/15/2040	12,803	12,406
Ginnie Mae I Pool 4% 9/15/2040	6,133	5,943
Ginnie Mae I Pool 4% 9/15/2040	3,121	3,022
Ginnie Mae I Pool 4% 9/15/2041	2,503,009	2,418,853
Ginnie Mae I Pool 4% 9/15/2041	698,287	675,045
Ginnie Mae I Pool 4% 9/15/2041	304,515	294,379
Ginnie Mae I Pool 4% 9/15/2041	282,316	273,391
Ginnie Mae I Pool 4% 9/15/2041	247,200	238,847
Ginnie Mae I Pool 4% 9/15/2041	97,700	94,465
Ginnie Mae I Pool 4% 9/15/2041	73,521	71,087
Ginnie Mae I Pool 4% 9/15/2041	71,215	68,930
Ginnie Mae I Pool 4% 9/15/2041	56,097	54,211
Ginnie Mae I Pool 4% 9/15/2041	45,165	43,609
Ginnie Mae I Pool 4% 9/15/2041	20,769	20,033
Ginnie Mae I Pool 4% 9/15/2041	14,692	14,166
Ginnie Mae I Pool 4% 9/15/2041	7,763	7,535
Ginnie Mae I Pool 4.25% 1/20/2046	281,056	268,718
Ginnie Mae I Pool 4.5% 1/15/2039	255,360	252,728
Ginnie Mae I Pool 4.5% 1/15/2040	2,788,447	2,763,501
Ginnie Mae I Pool 4.5% 1/15/2040	339,665	336,626
Ginnie Mae I Pool 4.5% 1/15/2040	188,338	186,545
Ginnie Mae I Pool 4.5% 1/15/2040	69,657	68,981
Ginnie Mae I Pool 4.5% 10/15/2039	202,468	200,708
Ginnie Mae I Pool 4.5% 10/15/2039	131,009	129,603
Ginnie Mae I Pool 4.5% 11/15/2039	856,515	847,326
Ginnie Mae I Pool 4.5% 11/15/2039	350,646	347,209
Ginnie Mae I Pool 4.5% 11/15/2039	312,936	310,237
Ginnie Mae I Pool 4.5% 11/15/2039	168,593	167,085
Ginnie Mae I Pool 4.5% 11/15/2039	162,952	161,568
Ginnie Mae I Pool 4.5% 11/15/2039	56,717	56,247
Ginnie Mae I Pool 4.5% 11/15/2039	4,526	4,481
Ginnie Mae I Pool 4.5% 11/20/2052	33,733,019	32,421,078
Ginnie Mae I Pool 4.5% 12/15/2039	1,375,996	1,363,952
Ginnie Mae I Pool 4.5% 12/15/2039	800,545	793,332
Ginnie Mae I Pool 4.5% 12/15/2039	604,363	598,879
Ginnie Mae I Pool 4.5% 12/15/2039	349,040	345,784
Ginnie Mae I Pool 4.5% 12/15/2039	250,659	248,481
Ginnie Mae I Pool 4.5% 12/15/2039	234,203	232,213
Ginnie Mae I Pool 4.5% 12/15/2039	162,744	161,674
Ginnie Mae I Pool 4.5% 12/15/2039	129,810	128,776
Ginnie Mae I Pool 4.5% 12/15/2039	105,088	104,313
Ginnie Mae I Pool 4.5% 12/15/2039	95,660	94,860
Ginnie Mae I Pool 4.5% 12/15/2040	96,588	95,565
Ginnie Mae I Pool 4.5% 2/15/2040	677,005	669,142
Ginnie Mae I Pool 4.5% 2/15/2040	577,011	571,812
Ginnie Mae I Pool 4.5% 2/15/2040	462,330	458,554
Ginnie Mae I Pool 4.5% 2/15/2040	251,612	249,378
Ginnie Mae I Pool 4.5% 2/15/2040	231,786	229,862
Ginnie Mae I Pool 4.5% 2/15/2040	193,090	191,228
Ginnie Mae I Pool 4.5% 2/15/2040	119,564	118,494
Ginnie Mae I Pool 4.5% 2/15/2040	112,851	111,834
Ginnie Mae I Pool 4.5% 2/15/2040	81,882	81,145
Ginnie Mae I Pool 4.5% 2/15/2040	39,660	39,313
Ginnie Mae I Pool 4.5% 2/15/2040	5,434	5,393
Ginnie Mae I Pool 4.5% 2/15/2041	182,385	180,730
Ginnie Mae I Pool 4.5% 2/15/2041	74,943	74,136
Ginnie Mae I Pool 4.5% 3/15/2039	33,890	33,614
Ginnie Mae I Pool 4.5% 3/15/2040	1,024,992	1,013,437
Ginnie Mae I Pool 4.5% 3/15/2040	162,625	161,077
Ginnie Mae I Pool 4.5% 3/15/2040	148,444	147,183
Ginnie Mae I Pool 4.5% 3/15/2040	90,822	89,767
Ginnie Mae I Pool 4.5% 3/15/2041	3,699,483	3,660,327
Ginnie Mae I Pool 4.5% 3/15/2041	233,050	230,891
Ginnie Mae I Pool 4.5% 3/15/2041	12,503	12,327
Ginnie Mae I Pool 4.5% 4/15/2039	733,898	726,086
Ginnie Mae I Pool 4.5% 4/15/2039	621,917	615,350
Ginnie Mae I Pool 4.5% 4/15/2040	369,262	365,177
Ginnie Mae I Pool 4.5% 4/15/2040	283,032	280,043
Ginnie Mae I Pool 4.5% 4/15/2040	167,081	165,415
Ginnie Mae I Pool 4.5% 4/15/2040	65,648	64,870
Ginnie Mae I Pool 4.5% 4/15/2040	64,175	63,415
Ginnie Mae I Pool 4.5% 4/15/2040	45,939	45,546
Ginnie Mae I Pool 4.5% 4/15/2040	30,573	30,298
Ginnie Mae I Pool 4.5% 4/15/2041	234,928	232,499
Ginnie Mae I Pool 4.5% 4/15/2041	163,799	162,024
Ginnie Mae I Pool 4.5% 4/15/2041	99,030	98,201
Ginnie Mae I Pool 4.5% 4/15/2041	97,964	97,177
Ginnie Mae I Pool 4.5% 4/15/2041	62,347	61,750
Ginnie Mae I Pool 4.5% 4/15/2041	1,325	1,310
Ginnie Mae I Pool 4.5% 4/20/2040	64,671	64,059
Ginnie Mae I Pool 4.5% 4/20/2053	2,281,537	2,191,378
Ginnie Mae I Pool 4.5% 5/15/2039	858,656	851,418
Ginnie Mae I Pool 4.5% 5/15/2039	209,442	207,718
Ginnie Mae I Pool 4.5% 5/15/2039	105,587	104,711
Ginnie Mae I Pool 4.5% 5/15/2039	100,796	99,783
Ginnie Mae I Pool 4.5% 5/15/2040	723,666	717,145
Ginnie Mae I Pool 4.5% 5/15/2040	191,084	189,265
Ginnie Mae I Pool 4.5% 5/15/2040	83,995	83,195
Ginnie Mae I Pool 4.5% 5/15/2040	46,271	45,854
Ginnie Mae I Pool 4.5% 5/15/2041	129,567	128,375
Ginnie Mae I Pool 4.5% 5/15/2041	92,948	91,947
Ginnie Mae I Pool 4.5% 5/15/2041	3,167	3,150
Ginnie Mae I Pool 4.5% 6/15/2039	4,801,866	4,753,177
Ginnie Mae I Pool 4.5% 6/15/2039	284,878	282,477
Ginnie Mae I Pool 4.5% 6/15/2039	106,465	105,520
Ginnie Mae I Pool 4.5% 6/15/2039	50,112	49,651
Ginnie Mae I Pool 4.5% 6/15/2039	34,268	33,977
Ginnie Mae I Pool 4.5% 6/15/2039	22,145	21,998
Ginnie Mae I Pool 4.5% 6/15/2039	17,935	17,807
Ginnie Mae I Pool 4.5% 6/15/2039	9,179	9,101
Ginnie Mae I Pool 4.5% 6/15/2040	1,756,762	1,740,933
Ginnie Mae I Pool 4.5% 6/15/2040	1,642,913	1,624,737
Ginnie Mae I Pool 4.5% 6/15/2040	759,063	751,982
Ginnie Mae I Pool 4.5% 6/15/2040	379,803	376,405
Ginnie Mae I Pool 4.5% 6/15/2040	373,251	369,769
Ginnie Mae I Pool 4.5% 6/15/2040	106,702	105,734
Ginnie Mae I Pool 4.5% 6/15/2040	99,034	98,129
Ginnie Mae I Pool 4.5% 6/15/2040	42,003	41,625
Ginnie Mae I Pool 4.5% 6/15/2040	5,839	5,801
Ginnie Mae I Pool 4.5% 6/15/2041	76,641	75,843
Ginnie Mae I Pool 4.5% 6/15/2041	17,799	17,659
Ginnie Mae I Pool 4.5% 7/15/2033	2,679	2,668
Ginnie Mae I Pool 4.5% 7/15/2039	592,184	587,464
Ginnie Mae I Pool 4.5% 7/15/2039	83,186	82,301
Ginnie Mae I Pool 4.5% 7/15/2039	74,153	73,528
Ginnie Mae I Pool 4.5% 7/15/2039	18,638	18,476
Ginnie Mae I Pool 4.5% 7/20/2040	125,112	123,886
Ginnie Mae I Pool 4.5% 7/20/2041	57,318	56,913
Ginnie Mae I Pool 4.5% 8/15/2039	1,798,728	1,783,566
Ginnie Mae I Pool 4.5% 8/15/2039	1,528,630	1,515,249
Ginnie Mae I Pool 4.5% 8/15/2039	596,089	590,871
Ginnie Mae I Pool 4.5% 8/15/2039	360,182	357,193
Ginnie Mae I Pool 4.5% 8/15/2039	256,846	254,614
Ginnie Mae I Pool 4.5% 8/15/2039	13,071	12,964
Ginnie Mae I Pool 4.5% 8/15/2040	453,410	449,152
Ginnie Mae I Pool 4.5% 8/15/2040	94,380	93,005
Ginnie Mae I Pool 4.5% 9/15/2039	949,763	941,573
Ginnie Mae I Pool 4.5% 9/15/2039	798,832	790,597
Ginnie Mae I Pool 4.5% 9/15/2039	279,644	277,268
Ginnie Mae I Pool 4.5% 9/15/2039	87,862	87,065
Ginnie Mae I Pool 4.5% 9/15/2039	8,134	8,057
Ginnie Mae I Pool 4.5% 9/15/2040	286,402	283,640
Ginnie Mae I Pool 4.5% 9/15/2040	173,371	171,568
Ginnie Mae I Pool 4.5% 9/15/2040	142,979	141,672
Ginnie Mae I Pool 4.5% 9/15/2041	62,770	62,165
Ginnie Mae I Pool 4.5% 9/20/2040	1,888,845	1,876,656
Ginnie Mae I Pool 4.75% 7/15/2040	307,382	306,472
Ginnie Mae I Pool 4.875% 12/15/2039	339,201	339,725
Ginnie Mae I Pool 4.875% 9/15/2039	961,767	963,127
Ginnie Mae I Pool 4.875% 9/15/2039	648,535	649,864
Ginnie Mae I Pool 4.875% 9/15/2039	625,310	626,298
Ginnie Mae I Pool 5% 1/15/2034	2,819	2,851
Ginnie Mae I Pool 5% 1/15/2035	5,669	5,737
Ginnie Mae I Pool 5% 1/15/2035	108	109
Ginnie Mae I Pool 5% 1/15/2036	3,185	3,225
Ginnie Mae I Pool 5% 1/15/2039	164,320	166,311
Ginnie Mae I Pool 5% 1/15/2040	4,594,126	4,653,953
Ginnie Mae I Pool 5% 1/20/2035	1,841,081	1,867,667
Ginnie Mae I Pool 5% 10/15/2033	17,070	17,256
Ginnie Mae I Pool 5% 10/15/2033	6,068	6,137
Ginnie Mae I Pool 5% 10/15/2033	4,100	4,145
Ginnie Mae I Pool 5% 10/15/2033	308	311
Ginnie Mae I Pool 5% 10/15/2034	18,358	18,566
Ginnie Mae I Pool 5% 10/15/2035	849	860
Ginnie Mae I Pool 5% 10/15/2036	1,094	1,108
Ginnie Mae I Pool 5% 10/15/2039	25,482	25,812
Ginnie Mae I Pool 5% 10/15/2039	1,397	1,414
Ginnie Mae I Pool 5% 10/15/2040	13,041	13,210
Ginnie Mae I Pool 5% 10/20/2038	23,479	23,856
Ginnie Mae I Pool 5% 11/15/2033	34,535	34,851
Ginnie Mae I Pool 5% 11/15/2033	34,390	34,787
Ginnie Mae I Pool 5% 11/15/2033	18,253	18,454
Ginnie Mae I Pool 5% 11/15/2033	11,721	11,849
Ginnie Mae I Pool 5% 11/15/2034	476	482
Ginnie Mae I Pool 5% 11/15/2035	37,161	37,594
Ginnie Mae I Pool 5% 11/15/2035	24,997	25,306
Ginnie Mae I Pool 5% 11/15/2035	5,446	5,509
Ginnie Mae I Pool 5% 11/15/2039	2,572,610	2,605,965
Ginnie Mae I Pool 5% 11/15/2039	20,149	20,411
Ginnie Mae I Pool 5% 11/15/2039	12,420	12,581
Ginnie Mae I Pool 5% 11/15/2039	11,931	12,086
Ginnie Mae I Pool 5% 12/15/2033	11,820	11,949
Ginnie Mae I Pool 5% 12/15/2033	5,451	5,510
Ginnie Mae I Pool 5% 12/15/2034	6,699	6,781
Ginnie Mae I Pool 5% 12/15/2034	547	553
Ginnie Mae I Pool 5% 12/20/2034	858,294	869,502
Ginnie Mae I Pool 5% 2/15/2034	25,186	25,481
Ginnie Mae I Pool 5% 2/15/2035	404	409
Ginnie Mae I Pool 5% 2/15/2039	13,200	13,371
Ginnie Mae I Pool 5% 2/15/2040	6,774	6,852
Ginnie Mae I Pool 5% 2/15/2040	2,949	2,987
Ginnie Mae I Pool 5% 2/20/2035	1,811	1,836
Ginnie Mae I Pool 5% 3/15/2035	50,778	51,400
Ginnie Mae I Pool 5% 3/15/2036	223,301	226,036
Ginnie Mae I Pool 5% 3/15/2036	73,419	74,082
Ginnie Mae I Pool 5% 3/15/2036	31,087	31,470
Ginnie Mae I Pool 5% 3/15/2036	524	530
Ginnie Mae I Pool 5% 3/15/2038	6,356	6,438
Ginnie Mae I Pool 5% 3/15/2039	2,493	2,525
Ginnie Mae I Pool 5% 3/15/2040	12,510	12,672
Ginnie Mae I Pool 5% 4/15/2033	11,332	11,453
Ginnie Mae I Pool 5% 4/15/2033	8,613	8,703
Ginnie Mae I Pool 5% 4/15/2034	3,038	3,068
Ginnie Mae I Pool 5% 4/15/2034	1,244	1,259
Ginnie Mae I Pool 5% 4/15/2035	69,296	70,115
Ginnie Mae I Pool 5% 4/15/2035	3,675	3,717
Ginnie Mae I Pool 5% 4/15/2035	2,375	2,404
Ginnie Mae I Pool 5% 4/15/2036	7,652	7,749
Ginnie Mae I Pool 5% 4/15/2041	226,998	229,940
Ginnie Mae I Pool 5% 4/20/2048	2,179,796	2,192,967
Ginnie Mae I Pool 5% 5/15/2033	122,680	123,948
Ginnie Mae I Pool 5% 5/15/2033	60,619	61,259
Ginnie Mae I Pool 5% 5/15/2033	15,822	15,989
Ginnie Mae I Pool 5% 5/15/2033	664	671
Ginnie Mae I Pool 5% 5/15/2034	550,421	556,747
Ginnie Mae I Pool 5% 5/15/2034	6,562	6,638
Ginnie Mae I Pool 5% 5/15/2034	3,504	3,545
Ginnie Mae I Pool 5% 5/15/2034	742	751
Ginnie Mae I Pool 5% 5/15/2034	623	630
Ginnie Mae I Pool 5% 5/15/2035	862	873
Ginnie Mae I Pool 5% 5/15/2036	5,014	5,065
Ginnie Mae I Pool 5% 5/15/2040	39,604	40,117
Ginnie Mae I Pool 5% 5/15/2040	21,014	21,286
Ginnie Mae I Pool 5% 6/15/2033	8,165	8,254
Ginnie Mae I Pool 5% 6/15/2033	8,000	8,087
Ginnie Mae I Pool 5% 6/15/2033	3,306	3,345
Ginnie Mae I Pool 5% 6/15/2033	3,178	3,204
Ginnie Mae I Pool 5% 6/15/2034	10,280	10,402
Ginnie Mae I Pool 5% 6/15/2034	2,026	2,050
Ginnie Mae I Pool 5% 6/15/2034	742	751
Ginnie Mae I Pool 5% 6/15/2034	393	397
Ginnie Mae I Pool 5% 6/15/2035	1,939	1,962
Ginnie Mae I Pool 5% 6/15/2035	1,052	1,064
Ginnie Mae I Pool 5% 6/15/2036	44,065	44,613
Ginnie Mae I Pool 5% 6/15/2036	2,704	2,737
Ginnie Mae I Pool 5% 6/15/2040	3,737,929	3,786,417
Ginnie Mae I Pool 5% 6/15/2040	2,735	2,770
Ginnie Mae I Pool 5% 6/15/2040	2,214	2,243
Ginnie Mae I Pool 5% 7/15/2033	3,562	3,592
Ginnie Mae I Pool 5% 7/15/2033	883	893
Ginnie Mae I Pool 5% 7/15/2033	366	370
Ginnie Mae I Pool 5% 7/15/2033	319	323
Ginnie Mae I Pool 5% 7/15/2034	16,603	16,794
Ginnie Mae I Pool 5% 7/15/2034	1,268	1,283
Ginnie Mae I Pool 5% 7/15/2035	224,943	227,661
Ginnie Mae I Pool 5% 7/15/2035	9,274	9,384
Ginnie Mae I Pool 5% 7/15/2040	1,243,129	1,259,313
Ginnie Mae I Pool 5% 7/15/2040	44,184	44,757
Ginnie Mae I Pool 5% 7/15/2040	24,003	24,313
Ginnie Mae I Pool 5% 8/15/2033	134,070	135,439
Ginnie Mae I Pool 5% 8/15/2033	94,774	95,818
Ginnie Mae I Pool 5% 8/15/2033	49,848	50,430
Ginnie Mae I Pool 5% 8/15/2033	34,178	34,551
Ginnie Mae I Pool 5% 8/15/2033	15,805	15,970
Ginnie Mae I Pool 5% 8/15/2033	14,334	14,500
Ginnie Mae I Pool 5% 8/15/2033	2,548	2,572
Ginnie Mae I Pool 5% 8/15/2033	1,098	1,110
Ginnie Mae I Pool 5% 8/15/2033	699	707
Ginnie Mae I Pool 5% 8/15/2035	4,342	4,396
Ginnie Mae I Pool 5% 8/15/2035	1,841	1,863
Ginnie Mae I Pool 5% 8/20/2040	596,755	606,291
Ginnie Mae I Pool 5% 9/15/2033	133,860	135,392
Ginnie Mae I Pool 5% 9/15/2033	94,139	95,230
Ginnie Mae I Pool 5% 9/15/2033	5,631	5,694
Ginnie Mae I Pool 5% 9/15/2035	10,767	10,903
Ginnie Mae I Pool 5% 9/15/2036	210,927	213,529
Ginnie Mae I Pool 5% 9/15/2036	45,990	46,528
Ginnie Mae I Pool 5% 9/15/2039	1,203,249	1,218,823
Ginnie Mae I Pool 5% 9/15/2039	9,058	9,175
Ginnie Mae I Pool 5% 9/15/2040	11,746	11,898
Ginnie Mae I Pool 5.09% 11/15/2036	116,558	117,931
Ginnie Mae I Pool 5.09% 11/15/2036	36,777	37,230
Ginnie Mae I Pool 5.09% 4/15/2036	52,512	53,154
Ginnie Mae I Pool 5.09% 5/15/2036	193,639	195,960
Ginnie Mae I Pool 5.09% 5/15/2036	97,208	98,396
Ginnie Mae I Pool 5.09% 5/15/2036	57,955	58,636
Ginnie Mae I Pool 5.09% 6/15/2036	255,574	258,599
Ginnie Mae I Pool 5.09% 6/15/2036	198,582	200,945
Ginnie Mae I Pool 5.09% 7/15/2036	187,232	189,501
Ginnie Mae I Pool 5.09% 7/15/2036	102,747	104,014
Ginnie Mae I Pool 5.09% 7/15/2036	79,258	80,238
Ginnie Mae I Pool 5.09% 7/15/2036	44,387	44,931
Ginnie Mae I Pool 5.09% 8/15/2036	188,257	190,562
Ginnie Mae I Pool 5.09% 8/15/2036	98,629	99,835
Ginnie Mae I Pool 5.09% 8/15/2036	97,940	99,117
Ginnie Mae I Pool 5.09% 9/15/2036	146,230	148,031
Ginnie Mae I Pool 5.15% 2/15/2036	85,130	86,333
Ginnie Mae I Pool 5.2% 7/15/2036	42,414	43,065
Ginnie Mae I Pool 5.25% 4/15/2036	40,748	41,453
Ginnie Mae I Pool 5.25% 4/15/2037	10,160	10,215
Ginnie Mae I Pool 5.25% 5/15/2036	80,600	81,871
Ginnie Mae I Pool 5.35% 1/20/2030	155,281	156,939
Ginnie Mae I Pool 5.35% 1/20/2030	100,102	101,134
Ginnie Mae I Pool 5.35% 10/20/2029	108,201	109,396
Ginnie Mae I Pool 5.35% 10/20/2030	12,930	13,101
Ginnie Mae I Pool 5.35% 11/20/2029	262,232	264,937
Ginnie Mae I Pool 5.35% 11/20/2030	44,168	44,786
Ginnie Mae I Pool 5.35% 11/20/2030	29,348	29,829
Ginnie Mae I Pool 5.35% 12/20/2029	364,089	367,976
Ginnie Mae I Pool 5.35% 12/20/2030	40,377	40,896
Ginnie Mae I Pool 5.35% 12/20/2030	35,767	36,303
Ginnie Mae I Pool 5.35% 12/20/2030	34,737	35,282
Ginnie Mae I Pool 5.35% 3/20/2030	29,570	29,885
Ginnie Mae I Pool 5.35% 4/20/2029	82,967	83,764
Ginnie Mae I Pool 5.35% 4/20/2030	78,075	78,661
Ginnie Mae I Pool 5.35% 5/20/2029	43,602	43,990
Ginnie Mae I Pool 5.35% 5/20/2030	45,225	45,565
Ginnie Mae I Pool 5.35% 6/20/2029	166,066	167,720
Ginnie Mae I Pool 5.35% 6/20/2030	54,157	54,854
Ginnie Mae I Pool 5.35% 7/20/2029	115,678	116,666
Ginnie Mae I Pool 5.35% 7/20/2030	115,003	116,356
Ginnie Mae I Pool 5.35% 7/20/2030	43,841	44,309
Ginnie Mae I Pool 5.35% 8/20/2029	53,851	54,255
Ginnie Mae I Pool 5.35% 9/20/2029	75,147	75,842
Ginnie Mae I Pool 5.35% 9/20/2030	74,053	75,180
Ginnie Mae I Pool 5.39% 5/15/2036	40,425	41,334
Ginnie Mae I Pool 5.45% 2/15/2037	255,457	261,687
Ginnie Mae I Pool 5.45% 2/15/2037	114,148	116,880
Ginnie Mae I Pool 5.5% 1/15/2035	8,347	8,555
Ginnie Mae I Pool 5.5% 10/15/2032	92,108	93,949
Ginnie Mae I Pool 5.5% 10/15/2034	73,659	75,426
Ginnie Mae I Pool 5.5% 10/15/2038	392,129	403,198
Ginnie Mae I Pool 5.5% 11/15/2033	68,261	69,883
Ginnie Mae I Pool 5.5% 11/15/2034	3,395	3,393
Ginnie Mae I Pool 5.5% 12/15/2033	33,596	34,387
Ginnie Mae I Pool 5.5% 12/15/2034	589	603
Ginnie Mae I Pool 5.5% 2/15/2034	3,790	3,881
Ginnie Mae I Pool 5.5% 2/15/2034	242	248
Ginnie Mae I Pool 5.5% 2/15/2038	2,655	2,729
Ginnie Mae I Pool 5.5% 2/15/2039	96,198	98,944
Ginnie Mae I Pool 5.5% 3/15/2034	133,110	136,319
Ginnie Mae I Pool 5.5% 3/15/2035	34,550	35,426
Ginnie Mae I Pool 5.5% 3/15/2039	24,868	25,557
Ginnie Mae I Pool 5.5% 3/20/2054	7,673,905	7,723,244
Ginnie Mae I Pool 5.5% 4/15/2033	23,174	23,702
Ginnie Mae I Pool 5.5% 4/15/2034	96,728	99,049
Ginnie Mae I Pool 5.5% 4/15/2034	35,651	36,485
Ginnie Mae I Pool 5.5% 4/15/2034	21,358	21,868
Ginnie Mae I Pool 5.5% 4/15/2034	8,316	8,518
Ginnie Mae I Pool 5.5% 4/15/2035	3,255	3,337
Ginnie Mae I Pool 5.5% 4/15/2038	6,559	6,741
Ginnie Mae I Pool 5.5% 5/15/2033	260,039	265,962
Ginnie Mae I Pool 5.5% 5/15/2034	150,407	153,964
Ginnie Mae I Pool 5.5% 6/15/2034	16,871	17,274
Ginnie Mae I Pool 5.5% 7/15/2033	3,549	3,630
Ginnie Mae I Pool 5.5% 7/15/2035	25,028	25,640
Ginnie Mae I Pool 5.5% 7/20/2040	632,544	654,875
Ginnie Mae I Pool 5.5% 9/15/2033	40,240	41,167
Ginnie Mae I Pool 5.5% 9/15/2038	47,390	48,733
Ginnie Mae I Pool 5.6% 11/15/2036	120,061	123,248
Ginnie Mae I Pool 5.75% 1/20/2040	249,985	259,644
Ginnie Mae I Pool 5.75% 1/20/2040	184,169	191,272
Ginnie Mae I Pool 5.75% 11/20/2039	233,396	242,379
Ginnie Mae I Pool 5.75% 11/20/2039	123,041	127,392
Ginnie Mae I Pool 5.75% 12/20/2039	212,978	221,041
Ginnie Mae I Pool 5.75% 12/20/2039	120,734	125,372
Ginnie Mae I Pool 5.75% 12/20/2039	90,922	94,461
Ginnie Mae I Pool 5.75% 12/20/2039	81,791	84,901
Ginnie Mae I Pool 5.75% 2/20/2040	232,521	241,453
Ginnie Mae I Pool 5.75% 2/20/2040	190,158	197,448
Ginnie Mae I Pool 5.75% 3/20/2040	141,688	147,152
Ginnie Mae I Pool 5.75% 3/20/2040	133,687	138,919
Ginnie Mae I Pool 5.75% 4/20/2040	129,545	134,605
Ginnie Mae I Pool 5.75% 4/20/2040	111,104	115,459
Ginnie Mae I Pool 5.75% 4/20/2040	78,715	81,695
Ginnie Mae I Pool 5.75% 4/20/2040	73,976	76,558
Ginnie Mae I Pool 5.75% 5/20/2040	73,487	76,357
Ginnie Mae I Pool 5.75% 6/20/2040	190,155	197,502
Ginnie Mae I Pool 5.75% 6/20/2040	102,113	106,035
Ginnie Mae I Pool 5.75% 6/20/2040	64,343	66,869
Ginnie Mae I Pool 5.75% 7/20/2040	180,320	187,400
Ginnie Mae I Pool 5.75% 7/20/2040	132,021	137,072
Ginnie Mae I Pool 5.75% 8/20/2040	575,946	598,282
Ginnie Mae I Pool 5.75% 8/20/2040	394,194	409,619
Ginnie Mae I Pool 5.75% 8/20/2040	352,146	365,673
Ginnie Mae I Pool 5.75% 9/20/2039	95,135	98,767
Ginnie Mae I Pool 5.75% 9/20/2040	303,715	315,515
Ginnie Mae I Pool 5.75% 9/20/2040	148,009	153,800
Ginnie Mae I Pool 5.75% 9/20/2040	89,489	92,854
Ginnie Mae I Pool 6% 1/15/2029	7,485	7,620
Ginnie Mae I Pool 6% 1/15/2029	4,086	4,160
Ginnie Mae I Pool 6% 1/15/2032	1,667	1,720
Ginnie Mae I Pool 6% 1/15/2033	45,723	47,340
Ginnie Mae I Pool 6% 1/15/2033	24,749	25,617
Ginnie Mae I Pool 6% 1/15/2033	124	129
Ginnie Mae I Pool 6% 1/15/2034	25,226	26,097
Ginnie Mae I Pool 6% 1/15/2034	20,879	21,655
Ginnie Mae I Pool 6% 10/15/2032	37,606	38,904
Ginnie Mae I Pool 6% 10/15/2033	644,730	665,653
Ginnie Mae I Pool 6% 10/15/2033	5,091	5,228
Ginnie Mae I Pool 6% 11/15/2033	112,420	116,451
Ginnie Mae I Pool 6% 11/15/2033	4,247	4,406
Ginnie Mae I Pool 6% 11/15/2036	126,606	132,033
Ginnie Mae I Pool 6% 12/15/2031	36,447	37,527
Ginnie Mae I Pool 6% 12/15/2031	8,622	8,888
Ginnie Mae I Pool 6% 12/15/2032	41,978	43,451
Ginnie Mae I Pool 6% 12/15/2033	80,462	83,169
Ginnie Mae I Pool 6% 12/15/2033	19,225	19,931
Ginnie Mae I Pool 6% 12/15/2033	1,680	1,740
Ginnie Mae I Pool 6% 12/15/2033	1,579	1,637
Ginnie Mae I Pool 6% 12/15/2033	720	746
Ginnie Mae I Pool 6% 12/15/2036	53,545	55,346
Ginnie Mae I Pool 6% 2/15/2031	19,402	19,919
Ginnie Mae I Pool 6% 2/15/2032	14,034	14,485
Ginnie Mae I Pool 6% 2/15/2032	4,633	4,779
Ginnie Mae I Pool 6% 2/15/2033	34,306	35,529
Ginnie Mae I Pool 6% 2/15/2037	23,846	24,855
Ginnie Mae I Pool 6% 3/15/2032	1,199	1,238
Ginnie Mae I Pool 6% 3/15/2032	380	392
Ginnie Mae I Pool 6% 3/15/2039	66,870	69,945
Ginnie Mae I Pool 6% 4/15/2029	55,482	56,509
Ginnie Mae I Pool 6% 4/15/2029	4,282	4,365
Ginnie Mae I Pool 6% 4/15/2031	1,451	1,493
Ginnie Mae I Pool 6% 4/15/2033	1,197	1,240
Ginnie Mae I Pool 6% 4/15/2034	63,945	66,238
Ginnie Mae I Pool 6% 4/15/2034	52,140	54,149
Ginnie Mae I Pool 6% 4/15/2034	21,847	22,640
Ginnie Mae I Pool 6% 5/15/2029	51	52
Ginnie Mae I Pool 6% 6/15/2032	1,097	1,133
Ginnie Mae I Pool 6% 6/15/2034	40,780	42,367
Ginnie Mae I Pool 6% 7/15/2029	342	348
Ginnie Mae I Pool 6% 7/15/2031	73,944	76,063
Ginnie Mae I Pool 6% 7/15/2033	412	424
Ginnie Mae I Pool 6% 7/15/2036	57,930	60,118
Ginnie Mae I Pool 6% 7/15/2036	18,586	19,327
Ginnie Mae I Pool 6% 8/15/2032	48,374	50,001
Ginnie Mae I Pool 6% 8/15/2033	249	252
Ginnie Mae I Pool 6% 9/15/2032	82,053	84,861
Ginnie Mae I Pool 6% 9/15/2033	42,074	43,502
Ginnie Mae I Pool 6.45% 1/15/2032	19,906	20,653
Ginnie Mae I Pool 6.45% 6/15/2032	34,568	36,020
Ginnie Mae I Pool 6.5% 1/15/2026	34	34
Ginnie Mae I Pool 6.5% 1/15/2028	3,070	3,138
Ginnie Mae I Pool 6.5% 1/15/2039	187,375	197,337
Ginnie Mae I Pool 6.5% 1/15/2039	12,318	12,895
Ginnie Mae I Pool 6.5% 10/15/2028	40,815	41,725
Ginnie Mae I Pool 6.5% 10/15/2028	11,491	11,747
Ginnie Mae I Pool 6.5% 10/15/2028	4,902	5,011
Ginnie Mae I Pool 6.5% 10/15/2028	2,378	2,431
Ginnie Mae I Pool 6.5% 10/15/2037	367,157	385,895
Ginnie Mae I Pool 6.5% 11/15/2028	23,526	24,051
Ginnie Mae I Pool 6.5% 11/15/2028	10,632	10,869
Ginnie Mae I Pool 6.5% 11/15/2028	9,990	10,212
Ginnie Mae I Pool 6.5% 11/15/2028	2,796	2,858
Ginnie Mae I Pool 6.5% 11/15/2029	9,792	10,026
Ginnie Mae I Pool 6.5% 12/15/2025	145	144
Ginnie Mae I Pool 6.5% 12/15/2027	12,116	12,386
Ginnie Mae I Pool 6.5% 12/15/2027	7,291	7,453
Ginnie Mae I Pool 6.5% 12/15/2028	2,378	2,431
Ginnie Mae I Pool 6.5% 12/15/2028	164	168
Ginnie Mae I Pool 6.5% 12/15/2028	152	155
Ginnie Mae I Pool 6.5% 12/15/2034	309	322
Ginnie Mae I Pool 6.5% 12/15/2036	83,582	87,809
Ginnie Mae I Pool 6.5% 12/15/2038	332,022	348,915
Ginnie Mae I Pool 6.5% 12/15/2038	166,958	175,813
Ginnie Mae I Pool 6.5% 12/15/2038	69,089	72,744
Ginnie Mae I Pool 6.5% 12/15/2038	5,313	5,595
Ginnie Mae I Pool 6.5% 2/15/2026	200	199
Ginnie Mae I Pool 6.5% 2/15/2028	1,298	1,326
Ginnie Mae I Pool 6.5% 3/15/2026	451	452
Ginnie Mae I Pool 6.5% 3/15/2027	421	421
Ginnie Mae I Pool 6.5% 3/15/2028	3,407	3,483
Ginnie Mae I Pool 6.5% 4/15/2026	1,593	1,597
Ginnie Mae I Pool 6.5% 4/15/2026	1,035	1,037
Ginnie Mae I Pool 6.5% 4/15/2026	446	447
Ginnie Mae I Pool 6.5% 4/15/2026	219	219
Ginnie Mae I Pool 6.5% 4/15/2026	200	205
Ginnie Mae I Pool 6.5% 4/15/2026	190	190
Ginnie Mae I Pool 6.5% 4/15/2026	129	128
Ginnie Mae I Pool 6.5% 4/15/2027	6,577	6,724
Ginnie Mae I Pool 6.5% 4/15/2028	129	132
Ginnie Mae I Pool 6.5% 4/15/2029	1,219	1,247
Ginnie Mae I Pool 6.5% 5/15/2028	2,353	2,405
Ginnie Mae I Pool 6.5% 5/15/2029	3,508	3,588
Ginnie Mae I Pool 6.5% 5/15/2029	96	96
Ginnie Mae I Pool 6.5% 6/15/2026	378	378
Ginnie Mae I Pool 6.5% 6/15/2028	2,207	2,256
Ginnie Mae I Pool 6.5% 6/15/2029	2,222	2,274
Ginnie Mae I Pool 6.5% 6/15/2029	1,972	2,016
Ginnie Mae I Pool 6.5% 6/15/2037	82,498	86,392
Ginnie Mae I Pool 6.5% 6/15/2037	5,995	6,267
Ginnie Mae I Pool 6.5% 8/15/2026	2,166	2,214
Ginnie Mae I Pool 6.5% 8/15/2027	563	576
Ginnie Mae I Pool 6.5% 8/15/2028	3,258	3,331
Ginnie Mae I Pool 6.5% 8/15/2028	439	448
Ginnie Mae I Pool 6.5% 8/15/2035	3,944	4,049
Ginnie Mae I Pool 6.5% 8/15/2038	120,210	126,632
Ginnie Mae I Pool 6.5% 8/20/2032	3,300	3,418
Ginnie Mae I Pool 6.5% 8/20/2034	56,584	58,805
Ginnie Mae I Pool 6.5% 9/15/2027	845	864
Ginnie Mae I Pool 6.5% 9/15/2028	1,897	1,940
Ginnie Mae I Pool 6.5% 9/15/2028	1,808	1,848
Ginnie Mae I Pool 6.5% 9/15/2028	723	740
Ginnie Mae I Pool 6.5% 9/15/2028	450	460
Ginnie Mae I Pool 6.5% 9/15/2034	226	235
Ginnie Mae I Pool 6.5% 9/15/2038	3,998	4,205
Ginnie Mae I Pool 7% 1/15/2026	540	540
Ginnie Mae I Pool 7% 1/15/2026	58	58
Ginnie Mae I Pool 7% 1/15/2026	53	53
Ginnie Mae I Pool 7% 1/15/2026	31	31
Ginnie Mae I Pool 7% 1/15/2026	18	18
Ginnie Mae I Pool 7% 1/15/2027	9,104	9,146
Ginnie Mae I Pool 7% 1/15/2028	10,042	10,199
Ginnie Mae I Pool 7% 1/15/2028	3,365	3,417
Ginnie Mae I Pool 7% 1/15/2028	3,276	3,327
Ginnie Mae I Pool 7% 1/15/2028	2,302	2,337
Ginnie Mae I Pool 7% 1/15/2028	1,715	1,732
Ginnie Mae I Pool 7% 1/15/2028	845	856
Ginnie Mae I Pool 7% 1/15/2028	812	824
Ginnie Mae I Pool 7% 1/15/2028	767	777
Ginnie Mae I Pool 7% 1/15/2028	738	749
Ginnie Mae I Pool 7% 1/15/2028	738	743
Ginnie Mae I Pool 7% 1/15/2028	703	711
Ginnie Mae I Pool 7% 1/15/2028	655	665
Ginnie Mae I Pool 7% 1/15/2028	317	322
Ginnie Mae I Pool 7% 1/15/2028	250	253
Ginnie Mae I Pool 7% 1/15/2028	220	223
Ginnie Mae I Pool 7% 1/15/2028	128	130
Ginnie Mae I Pool 7% 1/15/2028	57	58
Ginnie Mae I Pool 7% 1/15/2029	7,552	7,717
Ginnie Mae I Pool 7% 1/15/2029	2,177	2,203
Ginnie Mae I Pool 7% 1/15/2029	1,126	1,151
Ginnie Mae I Pool 7% 1/15/2030	1,835	1,889
Ginnie Mae I Pool 7% 1/15/2030	930	956
Ginnie Mae I Pool 7% 1/15/2032	10,224	10,607
Ginnie Mae I Pool 7% 1/15/2032	1,678	1,728
Ginnie Mae I Pool 7% 10/15/2025	250	250
Ginnie Mae I Pool 7% 10/15/2027	24,743	24,980
Ginnie Mae I Pool 7% 10/15/2027	1,586	1,607
Ginnie Mae I Pool 7% 10/15/2027	746	756
Ginnie Mae I Pool 7% 10/15/2027	598	600
Ginnie Mae I Pool 7% 10/15/2027	587	595
Ginnie Mae I Pool 7% 10/15/2028	10,243	10,444
Ginnie Mae I Pool 7% 10/15/2028	7,430	7,584
Ginnie Mae I Pool 7% 10/15/2028	4,478	4,568
Ginnie Mae I Pool 7% 10/15/2028	4,099	4,182
Ginnie Mae I Pool 7% 10/15/2028	1,818	1,850
Ginnie Mae I Pool 7% 10/15/2028	1,114	1,129
Ginnie Mae I Pool 7% 10/15/2028	801	810
Ginnie Mae I Pool 7% 10/15/2028	461	464
Ginnie Mae I Pool 7% 10/15/2028	320	326
Ginnie Mae I Pool 7% 10/15/2028	295	298
Ginnie Mae I Pool 7% 10/15/2030	948	978
Ginnie Mae I Pool 7% 10/15/2031	5,418	5,613
Ginnie Mae I Pool 7% 10/15/2031	1,119	1,157
Ginnie Mae I Pool 7% 10/15/2031	378	387
Ginnie Mae I Pool 7% 11/15/2025	926	926
Ginnie Mae I Pool 7% 11/15/2025	205	205
Ginnie Mae I Pool 7% 11/15/2025	109	109
Ginnie Mae I Pool 7% 11/15/2025	83	83
Ginnie Mae I Pool 7% 11/15/2025	79	79
Ginnie Mae I Pool 7% 11/15/2025	77	77
Ginnie Mae I Pool 7% 11/15/2026	38	38
Ginnie Mae I Pool 7% 11/15/2026	12	11
Ginnie Mae I Pool 7% 11/15/2026	7	6
Ginnie Mae I Pool 7% 11/15/2027	9,715	9,828
Ginnie Mae I Pool 7% 11/15/2027	1,112	1,127
Ginnie Mae I Pool 7% 11/15/2027	950	953
Ginnie Mae I Pool 7% 11/15/2027	557	561
Ginnie Mae I Pool 7% 11/15/2027	38	39
Ginnie Mae I Pool 7% 11/15/2028	2,729	2,774
Ginnie Mae I Pool 7% 11/15/2028	1,257	1,280
Ginnie Mae I Pool 7% 11/15/2028	1,113	1,136
Ginnie Mae I Pool 7% 11/15/2028	892	904
Ginnie Mae I Pool 7% 11/15/2028	76	78
Ginnie Mae I Pool 7% 11/15/2031	138	143
Ginnie Mae I Pool 7% 12/15/2025	628	628
Ginnie Mae I Pool 7% 12/15/2025	459	459
Ginnie Mae I Pool 7% 12/15/2025	382	382
Ginnie Mae I Pool 7% 12/15/2025	268	268
Ginnie Mae I Pool 7% 12/15/2025	135	135
Ginnie Mae I Pool 7% 12/15/2025	111	111
Ginnie Mae I Pool 7% 12/15/2025	50	50
Ginnie Mae I Pool 7% 12/15/2025	47	47
Ginnie Mae I Pool 7% 12/15/2026	1,411	1,420
Ginnie Mae I Pool 7% 12/15/2026	40	40
Ginnie Mae I Pool 7% 12/15/2026	16	16
Ginnie Mae I Pool 7% 12/15/2027	2,049	2,075
Ginnie Mae I Pool 7% 12/15/2027	735	745
Ginnie Mae I Pool 7% 12/15/2027	619	627
Ginnie Mae I Pool 7% 12/15/2027	122	123
Ginnie Mae I Pool 7% 12/15/2028	5,127	5,231
Ginnie Mae I Pool 7% 12/15/2028	2,959	3,004
Ginnie Mae I Pool 7% 12/15/2028	2,374	2,396
Ginnie Mae I Pool 7% 12/15/2028	1,278	1,288
Ginnie Mae I Pool 7% 12/15/2028	909	923
Ginnie Mae I Pool 7% 12/15/2028	896	915
Ginnie Mae I Pool 7% 12/15/2028	805	820
Ginnie Mae I Pool 7% 12/15/2028	636	648
Ginnie Mae I Pool 7% 12/15/2028	448	457
Ginnie Mae I Pool 7% 12/15/2029	3,426	3,516
Ginnie Mae I Pool 7% 12/15/2030	6,835	7,063
Ginnie Mae I Pool 7% 12/15/2030	204	211
Ginnie Mae I Pool 7% 12/15/2031	3,976	4,116
Ginnie Mae I Pool 7% 12/15/2031	2,710	2,811
Ginnie Mae I Pool 7% 12/15/2031	2,083	2,156
Ginnie Mae I Pool 7% 12/15/2031	581	602
Ginnie Mae I Pool 7% 2/15/2026	1,320	1,320
Ginnie Mae I Pool 7% 2/15/2026	35	35
Ginnie Mae I Pool 7% 2/15/2026	33	33
Ginnie Mae I Pool 7% 2/15/2026	23	23
Ginnie Mae I Pool 7% 2/15/2026	10	9
Ginnie Mae I Pool 7% 2/15/2027	126	126
Ginnie Mae I Pool 7% 2/15/2028	7,205	7,289
Ginnie Mae I Pool 7% 2/15/2028	2,574	2,607
Ginnie Mae I Pool 7% 2/15/2028	2,471	2,508
Ginnie Mae I Pool 7% 2/15/2028	1,373	1,392
Ginnie Mae I Pool 7% 2/15/2028	1,222	1,239
Ginnie Mae I Pool 7% 2/15/2028	1,062	1,075
Ginnie Mae I Pool 7% 2/15/2028	899	911
Ginnie Mae I Pool 7% 2/15/2028	582	589
Ginnie Mae I Pool 7% 2/15/2028	527	534
Ginnie Mae I Pool 7% 2/15/2028	489	494
Ginnie Mae I Pool 7% 2/15/2028	206	208
Ginnie Mae I Pool 7% 2/15/2028	61	62
Ginnie Mae I Pool 7% 2/15/2029	3,441	3,517
Ginnie Mae I Pool 7% 2/15/2029	1,032	1,055
Ginnie Mae I Pool 7% 2/15/2029	299	304
Ginnie Mae I Pool 7% 2/15/2032	2,387	2,469
Ginnie Mae I Pool 7% 2/15/2032	1,023	1,061
Ginnie Mae I Pool 7% 3/15/2026	152	152
Ginnie Mae I Pool 7% 3/15/2026	108	109
Ginnie Mae I Pool 7% 3/15/2026	62	62
Ginnie Mae I Pool 7% 3/15/2026	7	6
Ginnie Mae I Pool 7% 3/15/2026	2	1
Ginnie Mae I Pool 7% 3/15/2027	508	512
Ginnie Mae I Pool 7% 3/15/2028	3,849	3,913
Ginnie Mae I Pool 7% 3/15/2028	2,111	2,140
Ginnie Mae I Pool 7% 3/15/2028	1,904	1,935
Ginnie Mae I Pool 7% 3/15/2028	1,645	1,669
Ginnie Mae I Pool 7% 3/15/2028	1,619	1,644
Ginnie Mae I Pool 7% 3/15/2028	1,597	1,613
Ginnie Mae I Pool 7% 3/15/2028	962	972
Ginnie Mae I Pool 7% 3/15/2028	909	924
Ginnie Mae I Pool 7% 3/15/2028	486	492
Ginnie Mae I Pool 7% 3/15/2028	405	411
Ginnie Mae I Pool 7% 3/15/2028	330	335
Ginnie Mae I Pool 7% 3/15/2028	311	316
Ginnie Mae I Pool 7% 3/15/2029	7,182	7,286
Ginnie Mae I Pool 7% 3/15/2029	1,156	1,167
Ginnie Mae I Pool 7% 3/15/2029	436	445
Ginnie Mae I Pool 7% 3/15/2031	3,506	3,619
Ginnie Mae I Pool 7% 3/15/2031	384	393
Ginnie Mae I Pool 7% 3/15/2032	8,814	8,987
Ginnie Mae I Pool 7% 3/15/2032	1,300	1,347
Ginnie Mae I Pool 7% 4/15/2026	204	204
Ginnie Mae I Pool 7% 4/15/2026	189	190
Ginnie Mae I Pool 7% 4/15/2026	175	175
Ginnie Mae I Pool 7% 4/15/2026	59	59
Ginnie Mae I Pool 7% 4/15/2026	43	43
Ginnie Mae I Pool 7% 4/15/2028	5,380	5,470
Ginnie Mae I Pool 7% 4/15/2028	4,431	4,497
Ginnie Mae I Pool 7% 4/15/2028	3,960	4,017
Ginnie Mae I Pool 7% 4/15/2028	3,773	3,817
Ginnie Mae I Pool 7% 4/15/2028	1,797	1,828
Ginnie Mae I Pool 7% 4/15/2028	1,603	1,626
Ginnie Mae I Pool 7% 4/15/2028	1,479	1,501
Ginnie Mae I Pool 7% 4/15/2028	1,284	1,302
Ginnie Mae I Pool 7% 4/15/2028	1,234	1,255
Ginnie Mae I Pool 7% 4/15/2028	1,227	1,245
Ginnie Mae I Pool 7% 4/15/2028	1,036	1,053
Ginnie Mae I Pool 7% 4/15/2028	803	816
Ginnie Mae I Pool 7% 4/15/2028	784	795
Ginnie Mae I Pool 7% 4/15/2028	766	777
Ginnie Mae I Pool 7% 4/15/2028	563	573
Ginnie Mae I Pool 7% 4/15/2028	534	541
Ginnie Mae I Pool 7% 4/15/2028	326	329
Ginnie Mae I Pool 7% 4/15/2028	295	298
Ginnie Mae I Pool 7% 4/15/2028	248	250
Ginnie Mae I Pool 7% 4/15/2029	4,066	4,153
Ginnie Mae I Pool 7% 4/15/2029	2,305	2,350
Ginnie Mae I Pool 7% 4/15/2030	16,029	16,511
Ginnie Mae I Pool 7% 4/15/2030	1,680	1,731
Ginnie Mae I Pool 7% 4/15/2031	14,675	15,165
Ginnie Mae I Pool 7% 4/15/2031	2,164	2,237
Ginnie Mae I Pool 7% 4/15/2031	502	518
Ginnie Mae I Pool 7% 4/15/2031	60	62
Ginnie Mae I Pool 7% 4/15/2032	15,904	16,499
Ginnie Mae I Pool 7% 4/15/2032	245	253
Ginnie Mae I Pool 7% 4/15/2032	47	48
Ginnie Mae I Pool 7% 4/20/2032	192,791	200,947
Ginnie Mae I Pool 7% 5/15/2026	280	280
Ginnie Mae I Pool 7% 5/15/2026	205	205
Ginnie Mae I Pool 7% 5/15/2026	66	66
Ginnie Mae I Pool 7% 5/15/2026	29	29
Ginnie Mae I Pool 7% 5/15/2026	18	18
Ginnie Mae I Pool 7% 5/15/2026	10	9
Ginnie Mae I Pool 7% 5/15/2027	1,475	1,484
Ginnie Mae I Pool 7% 5/15/2027	401	403
Ginnie Mae I Pool 7% 5/15/2028	5,462	5,556
Ginnie Mae I Pool 7% 5/15/2028	2,098	2,126
Ginnie Mae I Pool 7% 5/15/2028	1,368	1,392
Ginnie Mae I Pool 7% 5/15/2028	956	971
Ginnie Mae I Pool 7% 5/15/2028	864	877
Ginnie Mae I Pool 7% 5/15/2028	660	671
Ginnie Mae I Pool 7% 5/15/2028	584	593
Ginnie Mae I Pool 7% 5/15/2028	542	550
Ginnie Mae I Pool 7% 5/15/2028	491	493
Ginnie Mae I Pool 7% 5/15/2028	247	250
Ginnie Mae I Pool 7% 5/15/2028	33	33
Ginnie Mae I Pool 7% 5/15/2029	6,684	6,838
Ginnie Mae I Pool 7% 5/15/2031	4,287	4,424
Ginnie Mae I Pool 7% 5/15/2031	447	462
Ginnie Mae I Pool 7% 5/15/2032	78,532	81,153
Ginnie Mae I Pool 7% 5/15/2032	3,441	3,569
Ginnie Mae I Pool 7% 5/15/2032	143	149
Ginnie Mae I Pool 7% 6/15/2026	432	433
Ginnie Mae I Pool 7% 6/15/2026	45	46
Ginnie Mae I Pool 7% 6/15/2027	377	379
Ginnie Mae I Pool 7% 6/15/2028	7,034	7,160
Ginnie Mae I Pool 7% 6/15/2028	3,052	3,098
Ginnie Mae I Pool 7% 6/15/2028	2,318	2,358
Ginnie Mae I Pool 7% 6/15/2028	1,883	1,894
Ginnie Mae I Pool 7% 6/15/2028	1,676	1,706
Ginnie Mae I Pool 7% 6/15/2028	1,552	1,576
Ginnie Mae I Pool 7% 6/15/2028	1,503	1,527
Ginnie Mae I Pool 7% 6/15/2028	1,375	1,399
Ginnie Mae I Pool 7% 6/15/2028	1,189	1,207
Ginnie Mae I Pool 7% 6/15/2028	1,180	1,202
Ginnie Mae I Pool 7% 6/15/2028	1,068	1,085
Ginnie Mae I Pool 7% 6/15/2028	966	971
Ginnie Mae I Pool 7% 6/15/2028	925	927
Ginnie Mae I Pool 7% 6/15/2028	646	655
Ginnie Mae I Pool 7% 6/15/2028	621	629
Ginnie Mae I Pool 7% 6/15/2028	596	607
Ginnie Mae I Pool 7% 6/15/2028	596	605
Ginnie Mae I Pool 7% 6/15/2028	546	554
Ginnie Mae I Pool 7% 6/15/2028	511	519
Ginnie Mae I Pool 7% 6/15/2028	385	392
Ginnie Mae I Pool 7% 6/15/2028	342	347
Ginnie Mae I Pool 7% 6/15/2028	315	318
Ginnie Mae I Pool 7% 6/15/2028	168	171
Ginnie Mae I Pool 7% 6/15/2028	137	137
Ginnie Mae I Pool 7% 6/15/2028	98	99
Ginnie Mae I Pool 7% 6/15/2029	3,929	4,026
Ginnie Mae I Pool 7% 6/15/2029	3,186	3,256
Ginnie Mae I Pool 7% 6/15/2029	1,218	1,226
Ginnie Mae I Pool 7% 6/15/2029	52	53
Ginnie Mae I Pool 7% 6/15/2029	44	44
Ginnie Mae I Pool 7% 6/15/2029	31	32
Ginnie Mae I Pool 7% 6/15/2030	124	128
Ginnie Mae I Pool 7% 6/15/2031	6,045	6,254
Ginnie Mae I Pool 7% 6/15/2031	4,546	4,708
Ginnie Mae I Pool 7% 6/15/2032	38,421	39,804
Ginnie Mae I Pool 7% 6/15/2032	38,230	39,088
Ginnie Mae I Pool 7% 6/15/2032	14,722	15,292
Ginnie Mae I Pool 7% 6/15/2032	8,679	9,021
Ginnie Mae I Pool 7% 6/15/2032	8,069	8,390
Ginnie Mae I Pool 7% 6/15/2032	1,046	1,087
Ginnie Mae I Pool 7% 7/15/2026	477	478
Ginnie Mae I Pool 7% 7/15/2028	5,189	5,282
Ginnie Mae I Pool 7% 7/15/2028	4,811	4,900
Ginnie Mae I Pool 7% 7/15/2028	4,319	4,379
Ginnie Mae I Pool 7% 7/15/2028	2,916	2,972
Ginnie Mae I Pool 7% 7/15/2028	2,880	2,905
Ginnie Mae I Pool 7% 7/15/2028	2,647	2,663
Ginnie Mae I Pool 7% 7/15/2028	2,352	2,392
Ginnie Mae I Pool 7% 7/15/2028	2,354	2,392
Ginnie Mae I Pool 7% 7/15/2028	1,845	1,875
Ginnie Mae I Pool 7% 7/15/2028	1,424	1,447
Ginnie Mae I Pool 7% 7/15/2028	1,219	1,242
Ginnie Mae I Pool 7% 7/15/2028	1,165	1,174
Ginnie Mae I Pool 7% 7/15/2028	984	1,000
Ginnie Mae I Pool 7% 7/15/2028	960	979
Ginnie Mae I Pool 7% 7/15/2028	666	668
Ginnie Mae I Pool 7% 7/15/2028	493	502
Ginnie Mae I Pool 7% 7/15/2028	484	493
Ginnie Mae I Pool 7% 7/15/2028	458	464
Ginnie Mae I Pool 7% 7/15/2028	205	207
Ginnie Mae I Pool 7% 7/15/2028	102	103
Ginnie Mae I Pool 7% 7/15/2028	43	43
Ginnie Mae I Pool 7% 7/15/2029	4,702	4,818
Ginnie Mae I Pool 7% 7/15/2029	430	440
Ginnie Mae I Pool 7% 7/15/2029	235	241
Ginnie Mae I Pool 7% 7/15/2029	233	237
Ginnie Mae I Pool 7% 7/15/2030	1,373	1,403
Ginnie Mae I Pool 7% 7/15/2031	5,086	5,269
Ginnie Mae I Pool 7% 7/15/2031	1,661	1,720
Ginnie Mae I Pool 7% 7/15/2032	40,094	41,689
Ginnie Mae I Pool 7% 7/15/2032	28,056	29,085
Ginnie Mae I Pool 7% 7/15/2032	7,408	7,696
Ginnie Mae I Pool 7% 7/15/2032	3,185	3,307
Ginnie Mae I Pool 7% 7/15/2032	2,421	2,508
Ginnie Mae I Pool 7% 7/15/2032	316	327
Ginnie Mae I Pool 7% 7/20/2032	140,979	146,735
Ginnie Mae I Pool 7% 8/15/2025	27	27
Ginnie Mae I Pool 7% 8/15/2025	23	22
Ginnie Mae I Pool 7% 8/15/2025	18	18
Ginnie Mae I Pool 7% 8/15/2027	11,573	11,646
Ginnie Mae I Pool 7% 8/15/2027	911	917
Ginnie Mae I Pool 7% 8/15/2027	310	313
Ginnie Mae I Pool 7% 8/15/2028	8,544	8,697
Ginnie Mae I Pool 7% 8/15/2028	5,870	5,959
Ginnie Mae I Pool 7% 8/15/2028	4,962	5,045
Ginnie Mae I Pool 7% 8/15/2028	1,764	1,788
Ginnie Mae I Pool 7% 8/15/2028	1,534	1,559
Ginnie Mae I Pool 7% 8/15/2028	1,393	1,419
Ginnie Mae I Pool 7% 8/15/2028	1,327	1,347
Ginnie Mae I Pool 7% 8/15/2028	1,137	1,159
Ginnie Mae I Pool 7% 8/15/2028	888	905
Ginnie Mae I Pool 7% 8/15/2028	888	904
Ginnie Mae I Pool 7% 8/15/2028	787	799
Ginnie Mae I Pool 7% 8/15/2028	442	448
Ginnie Mae I Pool 7% 8/15/2028	355	360
Ginnie Mae I Pool 7% 8/15/2028	325	330
Ginnie Mae I Pool 7% 8/15/2028	283	286
Ginnie Mae I Pool 7% 8/15/2028	208	211
Ginnie Mae I Pool 7% 8/15/2028	184	183
Ginnie Mae I Pool 7% 8/15/2029	2,398	2,461
Ginnie Mae I Pool 7% 8/15/2029	494	506
Ginnie Mae I Pool 7% 8/15/2031	36,822	38,160
Ginnie Mae I Pool 7% 8/15/2031	12,920	13,375
Ginnie Mae I Pool 7% 8/15/2031	1,587	1,644
Ginnie Mae I Pool 7% 8/15/2031	545	565
Ginnie Mae I Pool 7% 8/15/2032	7,780	8,065
Ginnie Mae I Pool 7% 8/15/2032	4,497	4,667
Ginnie Mae I Pool 7% 8/15/2032	760	769
Ginnie Mae I Pool 7% 9/15/2025	395	395
Ginnie Mae I Pool 7% 9/15/2025	51	51
Ginnie Mae I Pool 7% 9/15/2025	20	20
Ginnie Mae I Pool 7% 9/15/2027	19	19
Ginnie Mae I Pool 7% 9/15/2028	4,100	4,169
Ginnie Mae I Pool 7% 9/15/2028	2,823	2,872
Ginnie Mae I Pool 7% 9/15/2028	1,960	1,991
Ginnie Mae I Pool 7% 9/15/2028	1,678	1,695
Ginnie Mae I Pool 7% 9/15/2028	1,199	1,213
Ginnie Mae I Pool 7% 9/15/2028	895	909
Ginnie Mae I Pool 7% 9/15/2028	596	608
Ginnie Mae I Pool 7% 9/15/2028	445	454
Ginnie Mae I Pool 7% 9/15/2028	322	328
Ginnie Mae I Pool 7% 9/15/2029	306	313
Ginnie Mae I Pool 7% 9/15/2031	2,504	2,577
Ginnie Mae I Pool 7.25% 9/15/2027	7,670	7,734
Ginnie Mae I Pool 7.25% 9/15/2027	2,375	2,405
Ginnie Mae I Pool 7.395% 12/20/2026	13,824	13,951
Ginnie Mae I Pool 7.395% 2/20/2027	4,872	4,921
Ginnie Mae I Pool 7.395% 7/20/2025	29	29
Ginnie Mae I Pool 7.395% 9/20/2026	7,125	7,179
Ginnie Mae I Pool 7.5% 1/15/2026	4,961	4,976
Ginnie Mae I Pool 7.5% 1/15/2026	453	454
Ginnie Mae I Pool 7.5% 1/15/2026	377	377
Ginnie Mae I Pool 7.5% 1/15/2027	3,611	3,648
Ginnie Mae I Pool 7.5% 1/15/2027	3,438	3,464
Ginnie Mae I Pool 7.5% 1/15/2028	6,367	6,455
Ginnie Mae I Pool 7.5% 1/15/2028	2,592	2,652
Ginnie Mae I Pool 7.5% 1/15/2029	3,236	3,318
Ginnie Mae I Pool 7.5% 1/15/2029	1,259	1,273
Ginnie Mae I Pool 7.5% 1/15/2031	9,180	9,596
Ginnie Mae I Pool 7.5% 1/15/2031	5,679	5,942
Ginnie Mae I Pool 7.5% 10/15/2025	297	297
Ginnie Mae I Pool 7.5% 10/15/2025	29	29
Ginnie Mae I Pool 7.5% 10/15/2025	18	18
Ginnie Mae I Pool 7.5% 10/15/2027	1,770	1,805
Ginnie Mae I Pool 7.5% 10/15/2028	13,150	13,544
Ginnie Mae I Pool 7.5% 10/15/2028	7,308	7,453
Ginnie Mae I Pool 7.5% 10/15/2028	263	268
Ginnie Mae I Pool 7.5% 10/15/2028	188	193
Ginnie Mae I Pool 7.5% 10/15/2028	48	48
Ginnie Mae I Pool 7.5% 10/15/2029	1,348	1,397
Ginnie Mae I Pool 7.5% 10/15/2029	664	688
Ginnie Mae I Pool 7.5% 10/15/2029	435	452
Ginnie Mae I Pool 7.5% 10/15/2029	36	37
Ginnie Mae I Pool 7.5% 10/15/2030	8,837	9,156
Ginnie Mae I Pool 7.5% 10/15/2030	5,403	5,611
Ginnie Mae I Pool 7.5% 10/15/2031	42,171	44,241
Ginnie Mae I Pool 7.5% 10/15/2031	2,159	2,266
Ginnie Mae I Pool 7.5% 11/15/2025	783	784
Ginnie Mae I Pool 7.5% 11/15/2025	424	424
Ginnie Mae I Pool 7.5% 11/15/2025	325	325
Ginnie Mae I Pool 7.5% 11/15/2025	198	198
Ginnie Mae I Pool 7.5% 11/15/2025	103	103
Ginnie Mae I Pool 7.5% 11/15/2025	79	79
Ginnie Mae I Pool 7.5% 11/15/2025	56	56
Ginnie Mae I Pool 7.5% 11/15/2027	1,910	1,934
Ginnie Mae I Pool 7.5% 11/15/2027	548	556
Ginnie Mae I Pool 7.5% 11/15/2027	311	315
Ginnie Mae I Pool 7.5% 11/15/2027	221	226
Ginnie Mae I Pool 7.5% 11/15/2028	1,647	1,662
Ginnie Mae I Pool 7.5% 11/15/2029	33,968	35,195
Ginnie Mae I Pool 7.5% 11/15/2029	15,439	16,032
Ginnie Mae I Pool 7.5% 11/15/2029	10,692	11,110
Ginnie Mae I Pool 7.5% 11/15/2029	4,071	4,206
Ginnie Mae I Pool 7.5% 11/15/2029	807	840
Ginnie Mae I Pool 7.5% 11/15/2029	775	806
Ginnie Mae I Pool 7.5% 11/15/2029	715	738
Ginnie Mae I Pool 7.5% 11/15/2029	283	294
Ginnie Mae I Pool 7.5% 11/15/2030	17,532	18,326
Ginnie Mae I Pool 7.5% 12/15/2025	235	235
Ginnie Mae I Pool 7.5% 12/15/2025	51	51
Ginnie Mae I Pool 7.5% 12/15/2025	43	43
Ginnie Mae I Pool 7.5% 12/15/2025	28	28
Ginnie Mae I Pool 7.5% 12/15/2026	1,706	1,720
Ginnie Mae I Pool 7.5% 12/15/2027	6,960	7,074
Ginnie Mae I Pool 7.5% 12/15/2027	652	662
Ginnie Mae I Pool 7.5% 12/15/2028	400	407
Ginnie Mae I Pool 7.5% 12/15/2028	343	350
Ginnie Mae I Pool 7.5% 12/15/2029	30,940	32,011
Ginnie Mae I Pool 7.5% 12/15/2029	28,120	29,050
Ginnie Mae I Pool 7.5% 12/15/2029	13,861	14,414
Ginnie Mae I Pool 7.5% 12/15/2029	6,929	7,110
Ginnie Mae I Pool 7.5% 12/15/2029	6,633	6,878
Ginnie Mae I Pool 7.5% 12/15/2029	456	474
Ginnie Mae I Pool 7.5% 12/15/2029	59	61
Ginnie Mae I Pool 7.5% 12/15/2030	59,000	61,394
Ginnie Mae I Pool 7.5% 12/15/2030	10,266	10,737
Ginnie Mae I Pool 7.5% 12/15/2030	6,747	6,991
Ginnie Mae I Pool 7.5% 12/15/2030	797	835
Ginnie Mae I Pool 7.5% 2/15/2028	494	501
Ginnie Mae I Pool 7.5% 2/15/2029	4,781	4,859
Ginnie Mae I Pool 7.5% 2/15/2029	2,561	2,646
Ginnie Mae I Pool 7.5% 2/15/2032	63,674	66,664
Ginnie Mae I Pool 7.5% 2/15/2032	11,014	11,610
Ginnie Mae I Pool 7.5% 2/15/2032	4,073	4,290
Ginnie Mae I Pool 7.5% 3/15/2026	1,322	1,325
Ginnie Mae I Pool 7.5% 3/15/2026	1,071	1,074
Ginnie Mae I Pool 7.5% 3/15/2028	204	207
Ginnie Mae I Pool 7.5% 3/15/2030	7,249	7,553
Ginnie Mae I Pool 7.5% 3/15/2031	48,815	51,159
Ginnie Mae I Pool 7.5% 3/15/2031	26,677	27,986
Ginnie Mae I Pool 7.5% 3/15/2031	12,603	13,222
Ginnie Mae I Pool 7.5% 3/15/2032	27,191	28,438
Ginnie Mae I Pool 7.5% 3/15/2032	5,324	5,509
Ginnie Mae I Pool 7.5% 3/15/2032	5,175	5,452
Ginnie Mae I Pool 7.5% 3/15/2032	3,439	3,620
Ginnie Mae I Pool 7.5% 4/15/2026	1,450	1,458
Ginnie Mae I Pool 7.5% 4/15/2026	313	315
Ginnie Mae I Pool 7.5% 4/15/2027	2,787	2,825
Ginnie Mae I Pool 7.5% 4/15/2027	1,224	1,244
Ginnie Mae I Pool 7.5% 4/15/2029	1,728	1,769
Ginnie Mae I Pool 7.5% 4/15/2029	1,336	1,380
Ginnie Mae I Pool 7.5% 4/15/2029	619	628
Ginnie Mae I Pool 7.5% 5/15/2026	746	750
Ginnie Mae I Pool 7.5% 5/15/2027	3,881	3,904
Ginnie Mae I Pool 7.5% 5/15/2027	933	947
Ginnie Mae I Pool 7.5% 5/15/2027	473	472
Ginnie Mae I Pool 7.5% 5/15/2029	814	813
Ginnie Mae I Pool 7.5% 5/15/2029	64	65
Ginnie Mae I Pool 7.5% 5/15/2031	57,905	60,429
Ginnie Mae I Pool 7.5% 5/15/2032	43,228	45,482
Ginnie Mae I Pool 7.5% 5/15/2032	31,827	33,439
Ginnie Mae I Pool 7.5% 5/15/2032	23,572	24,580
Ginnie Mae I Pool 7.5% 5/15/2032	10,926	11,427
Ginnie Mae I Pool 7.5% 5/15/2032	1,398	1,466
Ginnie Mae I Pool 7.5% 5/15/2032	1,236	1,266
Ginnie Mae I Pool 7.5% 6/15/2026	2,200	2,213
Ginnie Mae I Pool 7.5% 6/15/2027	2,788	2,836
Ginnie Mae I Pool 7.5% 6/15/2027	2,179	2,212
Ginnie Mae I Pool 7.5% 6/15/2027	1,660	1,683
Ginnie Mae I Pool 7.5% 6/15/2027	521	521
Ginnie Mae I Pool 7.5% 6/15/2028	102	105
Ginnie Mae I Pool 7.5% 6/15/2029	901	924
Ginnie Mae I Pool 7.5% 6/15/2029	406	405
Ginnie Mae I Pool 7.5% 6/15/2029	244	249
Ginnie Mae I Pool 7.5% 6/15/2029	50	50
Ginnie Mae I Pool 7.5% 6/15/2031	33,907	35,517
Ginnie Mae I Pool 7.5% 7/15/2026	721	725
Ginnie Mae I Pool 7.5% 7/15/2026	609	613
Ginnie Mae I Pool 7.5% 7/15/2027	5,151	5,240
Ginnie Mae I Pool 7.5% 7/15/2027	252	255
Ginnie Mae I Pool 7.5% 7/15/2028	836	838
Ginnie Mae I Pool 7.5% 7/15/2029	16,699	17,315
Ginnie Mae I Pool 7.5% 7/15/2029	10,697	11,075
Ginnie Mae I Pool 7.5% 7/15/2029	6,657	6,892
Ginnie Mae I Pool 7.5% 7/15/2029	5,480	5,682
Ginnie Mae I Pool 7.5% 7/15/2029	2,719	2,819
Ginnie Mae I Pool 7.5% 7/15/2029	1,471	1,506
Ginnie Mae I Pool 7.5% 7/15/2029	1,119	1,160
Ginnie Mae I Pool 7.5% 7/15/2029	426	443
Ginnie Mae I Pool 7.5% 7/15/2029	161	166
Ginnie Mae I Pool 7.5% 7/15/2029	155	161
Ginnie Mae I Pool 7.5% 7/15/2030	9,240	9,615
Ginnie Mae I Pool 7.5% 7/15/2030	4,098	4,281
Ginnie Mae I Pool 7.5% 8/15/2025	931	932
Ginnie Mae I Pool 7.5% 8/15/2025	128	127
Ginnie Mae I Pool 7.5% 8/15/2025	59	59
Ginnie Mae I Pool 7.5% 8/15/2027	6,486	6,604
Ginnie Mae I Pool 7.5% 8/15/2027	3,876	3,932
Ginnie Mae I Pool 7.5% 8/15/2027	246	250
Ginnie Mae I Pool 7.5% 8/15/2028	1,444	1,485
Ginnie Mae I Pool 7.5% 8/15/2028	266	273
Ginnie Mae I Pool 7.5% 8/15/2029	21,552	22,330
Ginnie Mae I Pool 7.5% 8/15/2029	6,421	6,614
Ginnie Mae I Pool 7.5% 8/15/2029	3,579	3,708
Ginnie Mae I Pool 7.5% 8/15/2029	2,955	3,062
Ginnie Mae I Pool 7.5% 8/15/2029	2,910	3,006
Ginnie Mae I Pool 7.5% 8/15/2029	1,993	2,065
Ginnie Mae I Pool 7.5% 8/15/2029	1,737	1,799
Ginnie Mae I Pool 7.5% 8/15/2029	966	993
Ginnie Mae I Pool 7.5% 8/15/2029	916	949
Ginnie Mae I Pool 7.5% 8/15/2029	803	831
Ginnie Mae I Pool 7.5% 8/15/2029	621	644
Ginnie Mae I Pool 7.5% 8/15/2029	523	543
Ginnie Mae I Pool 7.5% 8/15/2029	444	457
Ginnie Mae I Pool 7.5% 8/15/2029	281	291
Ginnie Mae I Pool 7.5% 8/15/2029	277	288
Ginnie Mae I Pool 7.5% 8/15/2029	255	261
Ginnie Mae I Pool 7.5% 8/15/2029	228	237
Ginnie Mae I Pool 7.5% 9/15/2025	1,427	1,428
Ginnie Mae I Pool 7.5% 9/15/2027	3,825	3,887
Ginnie Mae I Pool 7.5% 9/15/2027	3,574	3,647
Ginnie Mae I Pool 7.5% 9/15/2027	9	8
Ginnie Mae I Pool 7.5% 9/15/2028	5,731	5,890
Ginnie Mae I Pool 7.5% 9/15/2028	5,181	5,329
Ginnie Mae I Pool 7.5% 9/15/2028	1,077	1,106
Ginnie Mae I Pool 7.5% 9/15/2028	449	456
Ginnie Mae I Pool 7.5% 9/15/2029	14,856	15,425
Ginnie Mae I Pool 7.5% 9/15/2029	9,495	9,852
Ginnie Mae I Pool 7.5% 9/15/2029	4,413	4,481
Ginnie Mae I Pool 7.5% 9/15/2029	4,039	4,185
Ginnie Mae I Pool 7.5% 9/15/2029	2,667	2,745
Ginnie Mae I Pool 7.5% 9/15/2029	2,540	2,617
Ginnie Mae I Pool 7.5% 9/15/2029	842	874
Ginnie Mae I Pool 7.5% 9/15/2029	865	873
Ginnie Mae I Pool 7.5% 9/15/2029	281	291
Ginnie Mae I Pool 7.5% 9/15/2029	172	177
Ginnie Mae I Pool 7.5% 9/15/2029	137	139
Ginnie Mae I Pool 7.5% 9/15/2029	72	74
Ginnie Mae I Pool 7.5% 9/15/2029	46	46
Ginnie Mae I Pool 7.5% 9/15/2030	15,090	15,765
Ginnie Mae I Pool 8% 1/15/2026	115	115
Ginnie Mae I Pool 8% 1/15/2028	2,405	2,445
Ginnie Mae I Pool 8% 1/15/2028	1,722	1,752
Ginnie Mae I Pool 8% 1/15/2030	3,173	3,267
Ginnie Mae I Pool 8% 1/15/2030	60	62
Ginnie Mae I Pool 8% 10/15/2025	144	144
Ginnie Mae I Pool 8% 10/15/2025	17	17
Ginnie Mae I Pool 8% 10/15/2026	1,975	1,980
Ginnie Mae I Pool 8% 10/15/2026	1,129	1,138
Ginnie Mae I Pool 8% 10/15/2026	439	441
Ginnie Mae I Pool 8% 10/15/2026	322	324
Ginnie Mae I Pool 8% 10/15/2026	287	290
Ginnie Mae I Pool 8% 10/15/2026	72	73
Ginnie Mae I Pool 8% 10/15/2026	42	42
Ginnie Mae I Pool 8% 10/15/2027	2,481	2,523
Ginnie Mae I Pool 8% 10/15/2027	92	93
Ginnie Mae I Pool 8% 10/15/2029	5,189	5,343
Ginnie Mae I Pool 8% 10/15/2029	2,952	3,038
Ginnie Mae I Pool 8% 10/15/2029	2,046	2,106
Ginnie Mae I Pool 8% 10/15/2029	120	123
Ginnie Mae I Pool 8% 11/15/2025	218	218
Ginnie Mae I Pool 8% 11/15/2025	38	38
Ginnie Mae I Pool 8% 11/15/2025	11	10
Ginnie Mae I Pool 8% 11/15/2026	343	346
Ginnie Mae I Pool 8% 11/15/2026	161	162
Ginnie Mae I Pool 8% 11/15/2026	151	152
Ginnie Mae I Pool 8% 11/15/2026	146	146
Ginnie Mae I Pool 8% 11/15/2026	131	132
Ginnie Mae I Pool 8% 11/15/2027	9,998	10,152
Ginnie Mae I Pool 8% 11/15/2027	9,809	9,986
Ginnie Mae I Pool 8% 11/15/2027	9,286	9,442
Ginnie Mae I Pool 8% 11/15/2027	5,416	5,507
Ginnie Mae I Pool 8% 11/15/2027	1,817	1,848
Ginnie Mae I Pool 8% 11/15/2027	241	245
Ginnie Mae I Pool 8% 11/15/2028	4,045	4,107
Ginnie Mae I Pool 8% 11/15/2028	2,642	2,694
Ginnie Mae I Pool 8% 11/15/2029	2,245	2,304
Ginnie Mae I Pool 8% 12/15/2025	740	742
Ginnie Mae I Pool 8% 12/15/2026	432	434
Ginnie Mae I Pool 8% 12/15/2027	3,259	3,305
Ginnie Mae I Pool 8% 12/15/2027	865	875
Ginnie Mae I Pool 8% 12/15/2027	466	472
Ginnie Mae I Pool 8% 12/15/2029	4,394	4,526
Ginnie Mae I Pool 8% 12/15/2029	344	347
Ginnie Mae I Pool 8% 2/15/2026	27	27
Ginnie Mae I Pool 8% 2/15/2030	3,212	3,308
Ginnie Mae I Pool 8% 2/15/2030	1,607	1,657
Ginnie Mae I Pool 8% 2/15/2031	23,018	23,799
Ginnie Mae I Pool 8% 3/15/2026	98	99
Ginnie Mae I Pool 8% 3/15/2030	1,991	2,048
Ginnie Mae I Pool 8% 3/15/2030	788	813
Ginnie Mae I Pool 8% 4/15/2026	667	670
Ginnie Mae I Pool 8% 4/15/2030	2,853	2,943
Ginnie Mae I Pool 8% 4/15/2030	1,213	1,251
Ginnie Mae I Pool 8% 5/15/2026	161	162
Ginnie Mae I Pool 8% 5/15/2030	6,514	6,680
Ginnie Mae I Pool 8% 5/15/2030	1,295	1,336
Ginnie Mae I Pool 8% 6/15/2026	1,146	1,150
Ginnie Mae I Pool 8% 6/15/2026	402	404
Ginnie Mae I Pool 8% 6/15/2026	54	55
Ginnie Mae I Pool 8% 6/15/2026	50	50
Ginnie Mae I Pool 8% 6/15/2026	10	9
Ginnie Mae I Pool 8% 6/15/2027	1,295	1,313
Ginnie Mae I Pool 8% 6/15/2027	967	975
Ginnie Mae I Pool 8% 6/15/2028	729	745
Ginnie Mae I Pool 8% 6/15/2030	4,645	4,763
Ginnie Mae I Pool 8% 7/15/2025	36	36
Ginnie Mae I Pool 8% 7/15/2026	251	252
Ginnie Mae I Pool 8% 7/15/2026	16	16
Ginnie Mae I Pool 8% 7/15/2027	4,451	4,492
Ginnie Mae I Pool 8% 7/15/2027	3,940	3,995
Ginnie Mae I Pool 8% 7/15/2027	1,376	1,392
Ginnie Mae I Pool 8% 7/15/2027	1,191	1,207
Ginnie Mae I Pool 8% 7/15/2027	227	229
Ginnie Mae I Pool 8% 7/15/2028	371	379
Ginnie Mae I Pool 8% 7/15/2030	207	213
Ginnie Mae I Pool 8% 7/15/2030	119	121
Ginnie Mae I Pool 8% 8/15/2025	592	592
Ginnie Mae I Pool 8% 8/15/2025	6	5
Ginnie Mae I Pool 8% 8/15/2026	724	728
Ginnie Mae I Pool 8% 8/15/2026	511	514
Ginnie Mae I Pool 8% 8/15/2026	472	474
Ginnie Mae I Pool 8% 8/15/2026	207	208
Ginnie Mae I Pool 8% 8/15/2026	175	177
Ginnie Mae I Pool 8% 8/15/2026	149	150
Ginnie Mae I Pool 8% 8/15/2026	72	72
Ginnie Mae I Pool 8% 8/15/2026	18	18
Ginnie Mae I Pool 8% 8/15/2027	4,108	4,154
Ginnie Mae I Pool 8% 8/15/2027	3,512	3,562
Ginnie Mae I Pool 8% 8/15/2027	1,528	1,546
Ginnie Mae I Pool 8% 8/15/2030	3,298	3,407
Ginnie Mae I Pool 8% 8/15/2030	1,176	1,215
Ginnie Mae I Pool 8% 9/15/2025	96	96
Ginnie Mae I Pool 8% 9/15/2025	10	9
Ginnie Mae I Pool 8% 9/15/2026	3,793	3,820
Ginnie Mae I Pool 8% 9/15/2026	949	955
Ginnie Mae I Pool 8% 9/15/2026	697	702
Ginnie Mae I Pool 8% 9/15/2026	196	198
Ginnie Mae I Pool 8% 9/15/2026	148	149
Ginnie Mae I Pool 8% 9/15/2026	63	63
Ginnie Mae I Pool 8% 9/15/2027	2,167	2,192
Ginnie Mae I Pool 8% 9/15/2027	1,651	1,676
Ginnie Mae I Pool 8% 9/15/2028	14,908	15,250
Ginnie Mae I Pool 8% 9/15/2029	10,513	10,801
Ginnie Mae I Pool 8% 9/15/2029	3,146	3,218
Ginnie Mae I Pool 8% 9/15/2029	1,894	1,941
Ginnie Mae I Pool 8% 9/15/2030	2,592	2,674
Ginnie Mae I Pool 8.5% 1/15/2031	31,458	32,821
Ginnie Mae I Pool 8.5% 2/15/2031	25,489	26,536
Ginnie Mae I Pool 8.5% 9/15/2030	24,664	25,519
Ginnie Mae II Pool 2% 1/20/2051	177,333,779	144,690,018
Ginnie Mae II Pool 2% 10/20/2050	45,399,964	37,042,698
Ginnie Mae II Pool 2% 11/20/2050	23,856,164	19,464,700
Ginnie Mae II Pool 2% 12/20/2050	15,094,244	12,315,682
Ginnie Mae II Pool 2% 2/20/2051	104,455,905	85,227,568
Ginnie Mae II Pool 2% 4/20/2051	13,479,890	10,998,500
Ginnie Mae II Pool 2% 9/20/2050	61,321,604	50,033,468
Ginnie Mae II Pool 2.5% 1/20/2043	3,758,660	3,343,311
Ginnie Mae II Pool 2.5% 10/20/2042	1,109,869	988,835
Ginnie Mae II Pool 2.5% 11/20/2042	1,768,654	1,574,566
Ginnie Mae II Pool 2.5% 11/20/2051	97,348,966	82,999,038
Ginnie Mae II Pool 2.5% 12/20/2042	435,150	387,643
Ginnie Mae II Pool 2.5% 12/20/2051	2,660,276	2,268,964
Ginnie Mae II Pool 2.5% 2/20/2041	315,954	283,997
Ginnie Mae II Pool 2.5% 2/20/2043	359,244	319,385
Ginnie Mae II Pool 2.5% 3/20/2043	545,678	485,108
Ginnie Mae II Pool 2.5% 3/20/2047	6,450,446	5,590,314
Ginnie Mae II Pool 2.5% 3/20/2050	18,176,546	15,519,914
Ginnie Mae II Pool 2.5% 4/20/2050	86,398,453	73,770,706
Ginnie Mae II Pool 2.5% 4/20/2052	8,241,777	7,028,168
Ginnie Mae II Pool 2.5% 6/20/2051	8,402,062	7,166,164
Ginnie Mae II Pool 2.5% 7/20/2051	48,928,787	41,716,336
Ginnie Mae II Pool 2.5% 9/20/2042	419,723	372,865
Ginnie Mae II Pool 2.5% 9/20/2051	16,845,424	14,362,289
Ginnie Mae II Pool 3% 1/20/2032	1,891,070	1,840,332
Ginnie Mae II Pool 3% 1/20/2043	7,503,125	6,853,328
Ginnie Mae II Pool 3% 10/20/2031	628,912	612,358
Ginnie Mae II Pool 3% 10/20/2042	604,912	553,015
Ginnie Mae II Pool 3% 10/20/2043	9,237,100	8,411,767
Ginnie Mae II Pool 3% 11/20/2031	667,253	649,518
Ginnie Mae II Pool 3% 11/20/2042	30,318	27,709
Ginnie Mae II Pool 3% 12/20/2031	1,014,855	987,886
Ginnie Mae II Pool 3% 12/20/2042	5,511,281	5,035,578
Ginnie Mae II Pool 3% 12/20/2050	486,080	431,728
Ginnie Mae II Pool 3% 2/20/2031	81,837	79,880
Ginnie Mae II Pool 3% 2/20/2043	9,453,158	8,634,574
Ginnie Mae II Pool 3% 3/20/2031	167,049	163,008
Ginnie Mae II Pool 3% 3/20/2042	7,268	6,660
Ginnie Mae II Pool 3% 3/20/2050	3,789,461	3,368,105
Ginnie Mae II Pool 3% 4/20/2031	618,384	603,256
Ginnie Mae II Pool 3% 4/20/2043	296,950	270,935
Ginnie Mae II Pool 3% 5/1/2055 (i)	139,000,000	123,085,932
Ginnie Mae II Pool 3% 5/20/2031	1,301,246	1,269,058
Ginnie Mae II Pool 3% 5/20/2042	82,871	75,920
Ginnie Mae II Pool 3% 6/1/2055 (i)	109,950,000	97,357,558
Ginnie Mae II Pool 3% 6/20/2042	88,678	81,093
Ginnie Mae II Pool 3% 6/20/2043	756,722	689,975
Ginnie Mae II Pool 3% 7/20/2031	17,303	16,862
Ginnie Mae II Pool 3% 7/20/2043	683,673	622,927
Ginnie Mae II Pool 3% 7/20/2046	7,119,691	6,388,115
Ginnie Mae II Pool 3% 8/20/2031	201,176	196,038
Ginnie Mae II Pool 3% 8/20/2042	11,291	10,328
Ginnie Mae II Pool 3% 8/20/2043	698,249	636,189
Ginnie Mae II Pool 3% 8/20/2046	11,720,578	10,516,242
Ginnie Mae II Pool 3% 9/20/2031	81,121	79,028
Ginnie Mae II Pool 3% 9/20/2042	992,690	907,832
Ginnie Mae II Pool 3% 9/20/2043	1,917,193	1,745,956
Ginnie Mae II Pool 3.5% 1/20/2041	2,587	2,437
Ginnie Mae II Pool 3.5% 1/20/2044	138,483	129,158
Ginnie Mae II Pool 3.5% 10/20/2041	22,073	20,739
Ginnie Mae II Pool 3.5% 10/20/2043	9,423	8,799
Ginnie Mae II Pool 3.5% 11/20/2041	169,846	159,609
Ginnie Mae II Pool 3.5% 11/20/2043	19,715	18,405
Ginnie Mae II Pool 3.5% 12/20/2040	4,837	4,559
Ginnie Mae II Pool 3.5% 12/20/2041	1,865,379	1,752,972
Ginnie Mae II Pool 3.5% 2/20/2027	5,921	5,869
Ginnie Mae II Pool 3.5% 2/20/2043	387,066	362,421
Ginnie Mae II Pool 3.5% 2/20/2044	4,325	4,034
Ginnie Mae II Pool 3.5% 3/20/2043	888,615	831,836
Ginnie Mae II Pool 3.5% 3/20/2044	4,304	4,013
Ginnie Mae II Pool 3.5% 4/20/2043	5,606,844	5,247,328
Ginnie Mae II Pool 3.5% 4/20/2044	10,321	9,618
Ginnie Mae II Pool 3.5% 4/20/2046	2,070,517	1,902,068
Ginnie Mae II Pool 3.5% 5/20/2027	277,954	275,411
Ginnie Mae II Pool 3.5% 5/20/2043	3,637,792	3,388,924
Ginnie Mae II Pool 3.5% 6/20/2044	8,289,049	7,719,138
Ginnie Mae II Pool 3.5% 7/20/2043	12,035	11,260
Ginnie Mae II Pool 3.5% 8/20/2043	363,570	339,736
Ginnie Mae II Pool 3.5% 9/20/2040	23,426	22,058
Ginnie Mae II Pool 3.5% 9/20/2043	312,882	292,198
Ginnie Mae II Pool 3.75% 4/20/2046	485,121	451,297
Ginnie Mae II Pool 4% 1/20/2040	86,721	84,091
Ginnie Mae II Pool 4% 1/20/2041	4,273,642	4,140,014
Ginnie Mae II Pool 4% 1/20/2042	9,023,430	8,723,593
Ginnie Mae II Pool 4% 10/20/2039	20,870	20,263
Ginnie Mae II Pool 4% 10/20/2040	1,410,755	1,366,975
Ginnie Mae II Pool 4% 10/20/2041	3,547,641	3,430,773
Ginnie Mae II Pool 4% 11/20/2033	41,548	40,761
Ginnie Mae II Pool 4% 11/20/2039	176,182	170,930
Ginnie Mae II Pool 4% 11/20/2045	1,431,613	1,350,420
Ginnie Mae II Pool 4% 11/20/2045	156,724	147,835
Ginnie Mae II Pool 4% 12/20/2039	224,634	218,016
Ginnie Mae II Pool 4% 2/20/2033	483	475
Ginnie Mae II Pool 4% 2/20/2040	517,197	501,747
Ginnie Mae II Pool 4% 2/20/2041	402,382	383,910
Ginnie Mae II Pool 4% 2/20/2042	77,936	75,333
Ginnie Mae II Pool 4% 3/20/2039	50,974	49,554
Ginnie Mae II Pool 4% 3/20/2040	414,039	401,530
Ginnie Mae II Pool 4% 3/20/2042	282,700	273,166
Ginnie Mae II Pool 4% 3/20/2047	2,340,332	2,216,377
Ginnie Mae II Pool 4% 4/20/2039	2,835	2,755
Ginnie Mae II Pool 4% 4/20/2040	24,107	23,390
Ginnie Mae II Pool 4% 4/20/2040	15,920	15,209
Ginnie Mae II Pool 4% 4/20/2042	1,005,721	971,799
Ginnie Mae II Pool 4% 5/20/2039	1,062	1,032
Ginnie Mae II Pool 4% 5/20/2040	245,409	238,106
Ginnie Mae II Pool 4% 5/20/2046	3,831,628	3,641,858
Ginnie Mae II Pool 4% 6/20/2039	171,575	166,650
Ginnie Mae II Pool 4% 6/20/2040	190,650	184,859
Ginnie Mae II Pool 4% 6/20/2041	211,916	205,083
Ginnie Mae II Pool 4% 6/20/2042	33,691	32,539
Ginnie Mae II Pool 4% 7/20/2040	995,763	964,938
Ginnie Mae II Pool 4% 8/20/2039	62,022	60,223
Ginnie Mae II Pool 4% 8/20/2041	2,596	2,511
Ginnie Mae II Pool 4% 9/20/2039	25,959	25,195
Ginnie Mae II Pool 4% 9/20/2040	3,403,017	3,297,259
Ginnie Mae II Pool 4.5% 10/20/2041	89,952	89,307
Ginnie Mae II Pool 4.5% 11/20/2040	1,477,084	1,467,186
Ginnie Mae II Pool 4.5% 11/20/2054	33,846,672	32,384,875
Ginnie Mae II Pool 4.5% 5/1/2055 (i)	15,600,000	14,922,430
Ginnie Mae II Pool 4.5% 6/20/2040	71,506	70,012
Ginnie Mae II Pool 4.5% 7/20/2041	54,367	53,167
Ginnie Mae II Pool 4.5% 8/20/2040	12,261	11,993
Ginnie Mae II Pool 4.5% 8/20/2041	105,905	105,150
Ginnie Mae II Pool 4.5% 9/20/2041	19,785	19,644
Ginnie Mae II Pool 5% 1/20/2032	247	250
Ginnie Mae II Pool 5% 1/20/2033	8,524	8,630
Ginnie Mae II Pool 5% 1/20/2034	13,753	13,936
Ginnie Mae II Pool 5% 1/20/2035	1,149,633	1,166,309
Ginnie Mae II Pool 5% 1/20/2037	358	364
Ginnie Mae II Pool 5% 1/20/2055	93,190,090	91,416,161
Ginnie Mae II Pool 5% 10/20/2032	98,470	99,665
Ginnie Mae II Pool 5% 10/20/2033	25,423	25,761
Ginnie Mae II Pool 5% 10/20/2034	2,924	2,966
Ginnie Mae II Pool 5% 11/20/2032	31,933	32,325
Ginnie Mae II Pool 5% 11/20/2033	11,837	11,996
Ginnie Mae II Pool 5% 11/20/2035	40,308	40,915
Ginnie Mae II Pool 5% 12/20/2032	9,941	10,069
Ginnie Mae II Pool 5% 12/20/2034	65,963	66,927
Ginnie Mae II Pool 5% 12/20/2035	611,696	620,939
Ginnie Mae II Pool 5% 12/20/2036	74,609	75,788
Ginnie Mae II Pool 5% 12/20/2054	7,578,087	7,433,834
Ginnie Mae II Pool 5% 2/20/2032	1,886	1,887
Ginnie Mae II Pool 5% 2/20/2032	697	704
Ginnie Mae II Pool 5% 2/20/2033	32,198	32,581
Ginnie Mae II Pool 5% 2/20/2034	1,175	1,192
Ginnie Mae II Pool 5% 2/20/2035	702	712
Ginnie Mae II Pool 5% 2/20/2036	48,617	49,361
Ginnie Mae II Pool 5% 2/20/2039	16,730	17,006
Ginnie Mae II Pool 5% 3/20/2033	271,014	274,454
Ginnie Mae II Pool 5% 3/20/2034	2,220	2,251
Ginnie Mae II Pool 5% 3/20/2035	89,317	90,623
Ginnie Mae II Pool 5% 3/20/2036	32,698	33,197
Ginnie Mae II Pool 5% 4/20/2033	15,312	15,509
Ginnie Mae II Pool 5% 4/20/2034	12,057	12,226
Ginnie Mae II Pool 5% 4/20/2035	854	867
Ginnie Mae II Pool 5% 4/20/2036	9,596	9,742
Ginnie Mae II Pool 5% 4/20/2037	1,632	1,658
Ginnie Mae II Pool 5% 5/1/2055 (i)	13,800,000	13,531,498
Ginnie Mae II Pool 5% 5/20/2033	29,878	30,257
Ginnie Mae II Pool 5% 5/20/2034	35,037	35,529
Ginnie Mae II Pool 5% 5/20/2035	88,278	89,573
Ginnie Mae II Pool 5% 6/1/2055 (i)	10,450,000	10,242,187
Ginnie Mae II Pool 5% 6/20/2029	533	537
Ginnie Mae II Pool 5% 6/20/2032	182,971	185,016
Ginnie Mae II Pool 5% 6/20/2033	306,685	310,617
Ginnie Mae II Pool 5% 6/20/2034	38,770	39,317
Ginnie Mae II Pool 5% 6/20/2035	12,684	12,873
Ginnie Mae II Pool 5% 6/20/2036	12,739	12,934
Ginnie Mae II Pool 5% 6/20/2038	120,709	122,664
Ginnie Mae II Pool 5% 6/20/2039	308,632	313,727
Ginnie Mae II Pool 5% 7/20/2033	57,763	58,525
Ginnie Mae II Pool 5% 7/20/2034	72,585	73,614
Ginnie Mae II Pool 5% 7/20/2035	9,822	9,969
Ginnie Mae II Pool 5% 7/20/2037	3,874	3,936
Ginnie Mae II Pool 5% 7/20/2048	1,688,421	1,683,322
Ginnie Mae II Pool 5% 8/20/2033	1,172,237	1,187,505
Ginnie Mae II Pool 5% 8/20/2034	601	610
Ginnie Mae II Pool 5% 8/20/2035	127,014	128,920
Ginnie Mae II Pool 5% 9/20/2033	2,976,315	3,015,848
Ginnie Mae II Pool 5% 9/20/2034	1,413	1,433
Ginnie Mae II Pool 5% 9/20/2035	125,230	127,110
Ginnie Mae II Pool 5% 9/20/2036	5,263	5,346
Ginnie Mae II Pool 5% 9/20/2037	3,616	3,674
Ginnie Mae II Pool 5.5% 1/20/2055	6,223,423	6,247,878
Ginnie Mae II Pool 5.5% 10/20/2039	93,815	97,179
Ginnie Mae II Pool 5.5% 11/20/2039	60,068	62,222
Ginnie Mae II Pool 5.5% 12/20/2039	42,338	43,860
Ginnie Mae II Pool 5.5% 12/20/2041	45,881	47,472
Ginnie Mae II Pool 5.5% 12/20/2054	7,641,276	7,707,120
Ginnie Mae II Pool 5.5% 12/20/2054	5,273,523	5,271,173
Ginnie Mae II Pool 5.5% 2/20/2042	63,873	66,137
Ginnie Mae II Pool 5.5% 3/20/2040	412,651	427,547
Ginnie Mae II Pool 5.5% 5/1/2055 (i)	110,200,000	110,087,442
Ginnie Mae II Pool 5.5% 6/1/2055 (i)	110,200,000	109,971,225
Ginnie Mae II Pool 5.5% 8/20/2039	8,247	8,543
Ginnie Mae II Pool 5.5% 9/20/2039	47,057	48,752
Ginnie Mae II Pool 5.5% 9/20/2041	10,111	10,465
Ginnie Mae II Pool 6% 1/20/2032	3,782	3,902
Ginnie Mae II Pool 6% 1/20/2055	8,376,480	8,475,699
Ginnie Mae II Pool 6% 10/20/2028	161	163
Ginnie Mae II Pool 6% 11/20/2028	995	1,010
Ginnie Mae II Pool 6% 11/20/2031	39,193	40,403
Ginnie Mae II Pool 6% 12/20/2027	807	817
Ginnie Mae II Pool 6% 12/20/2029	15,411	15,770
Ginnie Mae II Pool 6% 12/20/2054	11,679,080	11,828,367
Ginnie Mae II Pool 6% 2/20/2028	117	119
Ginnie Mae II Pool 6% 2/20/2032	1,665	1,718
Ginnie Mae II Pool 6% 3/20/2028	646	654
Ginnie Mae II Pool 6% 3/20/2029	425	432
Ginnie Mae II Pool 6% 4/20/2028	2,112	2,137
Ginnie Mae II Pool 6% 4/20/2029	2,711	2,758
Ginnie Mae II Pool 6% 4/20/2031	325,019	334,171
Ginnie Mae II Pool 6% 5/1/2055 (i)	282,550,000	285,687,294
Ginnie Mae II Pool 6% 5/20/2028	2,142	2,168
Ginnie Mae II Pool 6% 5/20/2029	60,898	61,979
Ginnie Mae II Pool 6% 5/20/2032	111,691	115,385
Ginnie Mae II Pool 6% 6/1/2055 (i)	162,850,000	164,530,987
Ginnie Mae II Pool 6% 6/20/2028	141	143
Ginnie Mae II Pool 6% 6/20/2029	1,295	1,320
Ginnie Mae II Pool 6% 6/20/2032	170	176
Ginnie Mae II Pool 6% 7/1/2055 (i)	74,550,000	75,237,985
Ginnie Mae II Pool 6% 7/20/2029	5,110	5,209
Ginnie Mae II Pool 6% 8/20/2028	39	39
Ginnie Mae II Pool 6% 8/20/2029	442	450
Ginnie Mae II Pool 6% 9/20/2028	3,726	3,780
Ginnie Mae II Pool 6% 9/20/2032	1,223,679	1,265,460
Ginnie Mae II Pool 6.5% 1/20/2029	242	247
Ginnie Mae II Pool 6.5% 1/20/2031	2,599	2,680
Ginnie Mae II Pool 6.5% 1/20/2032	26,222	27,156
Ginnie Mae II Pool 6.5% 1/20/2034	680	711
Ginnie Mae II Pool 6.5% 10/20/2028	1,515	1,548
Ginnie Mae II Pool 6.5% 10/20/2029	291	298
Ginnie Mae II Pool 6.5% 11/20/2028	38,491	39,348
Ginnie Mae II Pool 6.5% 11/20/2029	2,066	2,115
Ginnie Mae II Pool 6.5% 11/20/2031	71,350	73,920
Ginnie Mae II Pool 6.5% 2/20/2029	1,482	1,515
Ginnie Mae II Pool 6.5% 2/20/2031	7,173	7,410
Ginnie Mae II Pool 6.5% 3/20/2031	32,753	33,819
Ginnie Mae II Pool 6.5% 4/20/2032	2,215	2,300
Ginnie Mae II Pool 6.5% 5/1/2055 (i)	124,000,000	126,756,322
Ginnie Mae II Pool 6.5% 5/20/2028	20	19
Ginnie Mae II Pool 6.5% 5/20/2031	2,848	2,944
Ginnie Mae II Pool 6.5% 6/1/2055 (i)	62,000,000	63,358,792
Ginnie Mae II Pool 6.5% 6/20/2034	2,466	2,577
Ginnie Mae II Pool 6.5% 8/20/2028	43,981	44,960
Ginnie Mae II Pool 6.5% 8/20/2034	3,067	3,211
Ginnie Mae II Pool 6.5% 9/20/2031	4,924	5,097
Ginnie Mae II Pool 7% 1/20/2027	135	139
Ginnie Mae II Pool 7% 1/20/2028	39	39
Ginnie Mae II Pool 7% 1/20/2030	15,782	16,281
Ginnie Mae II Pool 7% 1/20/2031	9,068	9,424
Ginnie Mae II Pool 7% 10/20/2028	9,040	9,314
Ginnie Mae II Pool 7% 10/20/2031	22,732	23,683
Ginnie Mae II Pool 7% 10/20/2032	3,717	3,891
Ginnie Mae II Pool 7% 11/20/2025	27	26
Ginnie Mae II Pool 7% 11/20/2028	14,887	15,337
Ginnie Mae II Pool 7% 11/20/2030	63,530	65,879
Ginnie Mae II Pool 7% 11/20/2031	29,123	30,355
Ginnie Mae II Pool 7% 12/20/2027	1,359	1,400
Ginnie Mae II Pool 7% 12/20/2028	5,920	6,099
Ginnie Mae II Pool 7% 12/20/2029	3,178	3,279
Ginnie Mae II Pool 7% 12/20/2030	147,061	152,592
Ginnie Mae II Pool 7% 12/20/2032	42,155	44,058
Ginnie Mae II Pool 7% 2/20/2028	36,971	38,089
Ginnie Mae II Pool 7% 2/20/2029	4,027	4,149
Ginnie Mae II Pool 7% 2/20/2030	29,631	30,608
Ginnie Mae II Pool 7% 2/20/2031	5,736	5,961
Ginnie Mae II Pool 7% 2/20/2032	78,974	82,391
Ginnie Mae II Pool 7% 3/20/2026	227	228
Ginnie Mae II Pool 7% 3/20/2027	1,755	1,808
Ginnie Mae II Pool 7% 3/20/2028	622	641
Ginnie Mae II Pool 7% 3/20/2029	474	489
Ginnie Mae II Pool 7% 3/20/2030	41,622	42,967
Ginnie Mae II Pool 7% 3/20/2031	17,087	17,776
Ginnie Mae II Pool 7% 3/20/2032	16,801	17,544
Ginnie Mae II Pool 7% 4/20/2026	46	45
Ginnie Mae II Pool 7% 4/20/2028	9,125	9,401
Ginnie Mae II Pool 7% 4/20/2031	5,541	5,770
Ginnie Mae II Pool 7% 5/20/2027	4,200	4,327
Ginnie Mae II Pool 7% 5/20/2028	22,068	22,735
Ginnie Mae II Pool 7% 5/20/2029	5,688	5,860
Ginnie Mae II Pool 7% 5/20/2031	141,591	147,227
Ginnie Mae II Pool 7% 6/20/2026	195	195
Ginnie Mae II Pool 7% 6/20/2028	717	739
Ginnie Mae II Pool 7% 6/20/2031	107,216	111,593
Ginnie Mae II Pool 7% 6/20/2032	259,561	271,403
Ginnie Mae II Pool 7% 7/20/2028	1,193	1,229
Ginnie Mae II Pool 7% 7/20/2029	19	19
Ginnie Mae II Pool 7% 7/20/2031	480,926	500,797
Ginnie Mae II Pool 7% 7/20/2032	163,886	171,434
Ginnie Mae II Pool 7% 7/20/2034	207,508	218,432
Ginnie Mae II Pool 7% 8/20/2028	9,534	9,823
Ginnie Mae II Pool 7% 8/20/2029	26,253	27,048
Ginnie Mae II Pool 7% 8/20/2031	169,695	176,792
Ginnie Mae II Pool 7% 8/20/2032	104,847	109,627
Ginnie Mae II Pool 7% 8/20/2034	25,333	26,706
Ginnie Mae II Pool 7% 9/20/2027	3,241	3,340
Ginnie Mae II Pool 7% 9/20/2028	14,892	15,343
Ginnie Mae II Pool 7% 9/20/2031	13,733	14,328
Ginnie Mae II Pool 7% 9/20/2034	26,911	28,446
Ginnie Mae II Pool 7.5% 1/20/2028	17,232	17,564
Ginnie Mae II Pool 7.5% 6/20/2031	15,031	15,747
Ginnie Mae II Pool 7.5% 7/20/2031	2,257	2,359
Ginnie Mae II Pool 7.5% 7/20/2032	17,735	18,660
Ginnie Mae II Pool 7.5% 8/20/2031	62,141	65,098
Uniform Mortgage Backed Securities 2% 5/1/2055 (i)	29,300,000	23,247,719
Uniform Mortgage Backed Securities 2% 6/1/2055 (i)	3,150,000	2,500,927
Uniform Mortgage Backed Securities 2.5% 5/1/2055 (i)	25,050,000	20,819,877
Uniform Mortgage Backed Securities 3.5% 5/1/2055 (i)	6,050,000	5,458,471
Uniform Mortgage Backed Securities 4.5% 5/1/2055 (i)	15,300,000	14,632,418
Uniform Mortgage Backed Securities 5% 5/1/2055 (i)	23,700,000	23,201,004
Uniform Mortgage Backed Securities 5.5% 5/1/2055 (i)	18,000,000	17,958,515
Uniform Mortgage Backed Securities 6% 5/1/2055 (i)	40,600,000	41,175,696
Uniform Mortgage Backed Securities 6% 6/1/2055 (i)	19,500,000	19,763,554
TOTAL UNITED STATES		2,873,312,945
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,965,328,206)		2,873,312,945

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $35,817,027)	4.33	35,809,865	35,817,027

U.S. Treasury Obligations - 2.3%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.5% 11/15/2054	4.77 to 4.91	8,850,000	8,566,523
US Treasury Bonds 4.625% 11/15/2044	4.74 to 4.85	13,080,000	12,949,200
US Treasury Bonds 4.625% 2/15/2055	4.74 to 4.88	2,460,000	2,436,537
US Treasury Bonds 4.625% 5/15/2054	4.01 to 4.49	6,430,000	6,338,825
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.59 to 2.63	10,668,160	10,396,186
US Treasury Notes 4.875% 10/31/2030	4.31	1,400,000	1,474,539
TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,882,490)			42,161,810

TOTAL INVESTMENT IN SECURITIES - 174.6% (Cost $3,291,071,874)	3,182,104,062
NET OTHER ASSETS (LIABILITIES) - (74.6)%	(1,359,029,074)
NET ASSETS - 100.0%	1,823,074,988

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 5/1/2055	(33,400,000)	(27,236,534)
Ginnie Mae II Pool 3% 5/1/2055	(139,000,000)	(123,085,932)
Ginnie Mae II Pool 3.5% 5/1/2055	(16,000,000)	(14,538,893)
Ginnie Mae II Pool 5% 5/1/2055	(10,450,000)	(10,246,677)
Ginnie Mae II Pool 5.5% 5/1/2055	(110,200,000)	(110,087,442)
Ginnie Mae II Pool 6% 5/1/2055	(282,550,000)	(285,687,294)
Ginnie Mae II Pool 6% 6/1/2055	(74,550,000)	(75,319,527)
Ginnie Mae II Pool 6.5% 5/1/2055	(124,000,000)	(126,756,322)
Uniform Mortgage Backed Securities 2% 5/1/2055	(38,800,000)	(30,785,375)
Uniform Mortgage Backed Securities 2% 6/1/2055	(3,150,000)	(2,500,928)
Uniform Mortgage Backed Securities 2.5% 5/1/2055	(25,050,000)	(20,819,877)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(12,525,000)	(10,414,342)
Uniform Mortgage Backed Securities 3% 5/1/2055	(10,600,000)	(9,193,844)
Uniform Mortgage Backed Securities 3.5% 5/1/2055	(6,050,000)	(5,458,471)
Uniform Mortgage Backed Securities 4.5% 5/1/2055	(15,300,000)	(14,632,418)
Uniform Mortgage Backed Securities 5% 5/1/2055	(23,700,000)	(23,201,004)
Uniform Mortgage Backed Securities 5% 6/1/2055	(23,700,000)	(23,191,746)
Uniform Mortgage Backed Securities 5.5% 5/1/2055	(18,000,000)	(17,958,515)
Uniform Mortgage Backed Securities 6% 5/1/2055	(40,600,000)	(41,175,696)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(972,290,837)

TOTAL TBA SALE COMMITMENTS (Proceeds $967,958,246)		(972,290,837)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.97% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	6,000,000	(140,520)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.89% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	5,800,000	(152,116)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.63% and pay annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	18,400,000	(462,760)

TOTAL PUT SWAPTIONS			(755,396)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.97% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	6,000,000	(292,330)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.89% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	5,800,000	(259,831)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.63% and receive annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	18,400,000	(462,760)

TOTAL CALL SWAPTIONS			(1,014,921)
TOTAL WRITTEN SWAPTIONS			(1,770,317)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	551	Jun 2025	114,689,789	1,257,078	1,257,078
CBOT Long Term US Treasury Bond Contracts (United States)	6	Jun 2025	699,750	8,446	8,446

TOTAL PURCHASED					1,265,524

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	817	Jun 2025	91,682,719	(1,701,382)	(1,701,382)
CBOT 5 Year US Treasury Notes Contracts (United States)	285	Jun 2025	31,120,664	(270,601)	(270,601)
CBOT Ultra Long Term US Treasury Bond Contracts (United States)	28	Jun 2025	3,388,875	(49,494)	(49,494)

TOTAL SOLD					(2,021,477)

TOTAL FUTURES CONTRACTS					(755,953)
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 6.9%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	105,207,000	(748,212)	0	(748,212)
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	Jun 2055	3,315,000	21,254	0	21,254
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	7,401,000	(95,086)	0	(95,086)
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	Jun 2035	3,352,000	66,312	0	66,312
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2032	9,764,000	(196,664)	0	(196,664)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	34,890,000	(109,041)	0	(109,041)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	2,410,000	(39,231)	0	(39,231)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	135,130,000	(1,219,041)	0	(1,219,041)
TOTAL INTEREST RATE SWAPS							(2,319,709)	0	(2,319,709)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(f)	Level 3 security
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $6,586,586.
(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,526,743.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,251,291.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,989,866	418,342,584	389,515,423	1,495,526	-	-	35,817,027	35,809,865	0.1%
Fidelity Securities Lending Cash Central Fund	-	140,360,976	140,360,976	5,219	-	-	-	-	0.0%
Total	6,989,866	558,703,560	529,876,399	1,500,745	-	-	35,817,027

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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